                                 Annual Report
--------------------------------------------------------------------------------
                          TIAA SEPARATE ACCOUNT VA-1

                              STOCK INDEX ACCOUNT

                         Audited Financial Statements
                                   including
                            Statement of Investments

                               ----------------

                               December 31, 1999

                                   TIAA [Logo]

                          TIAA SEPARATE ACCOUNT VA-1
                              STOCK INDEX ACCOUNT
                     INDEX TO AUDITED FINANCIAL STATEMENTS

                               DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                    Page
                                                    ----
Report of Management Responsibility ...........      2
Report of Independent Auditors ................      3
Audited Financial Statements:
  Statement of Assets and Liabilities .........      4
  Statement of Operations .....................      5
  Statements of Changes in Net Assets .........      6
  Notes to Financial Statements ...............      7
  Statement of Investments ....................      9

[TIAA LOGO]

--------------------------------------------------------------------------------

                      REPORT OF MANAGEMENT RESPONSIBILITY

To the Contractowners of
 TIAA Separate Account VA-1:

The accompanying financial statements of the Stock Index Account of TIAA Separate Account VA-1 ("VA-1") are the responsibility of management. They have been prepared in accordance with accounting principles generally accepted in the United States and have been presented fairly and objectively in accordance with such principles.

Teachers Insurance and Annuity Association of America ("TIAA") has established and maintains a strong system of internal controls designed to provide reasonable assurance that assets are properly safeguarded and transactions are properly executed in accordance with management's authorization, and to carry out the ongoing responsibilities of management for reliable financial statements. In addition, TIAA's internal audit personnel provide a continuing review of the internal controls and operations of TIAA, including its separate account operations.

The accompanying financial statements have been audited by the independent auditing firm of Ernst & Young LLP. The independent auditors' report, which appears on the following page, expresses an independent opinion on the fairness of presentation of these financial statements.

The Audit Committee of the TIAA Board of Trustees, consisting of trustees who are not officers of TIAA, and the Management Committee of VA-1, the majority of which are not officers of TIAA, meet regularly with management, representatives of Ernst & Young LLP and internal audit personnel to review matters relating to

                                           /s/ Thomas G. Walsh
                                           ------------------------------------
                                                       President
                                              and Chief Executive Officer

                                           /s/ Richard Mills
                                           ------------------------------------
                                               Executive Vice President and
                                                  Chief Financial Officer

[Logo] Ernst & Young LLP        787 Seventh Avenue          Phone 212 773 3000
                             New York, New York 10019

                        REPORT OF INDEPENDENT AUDITORS

To the Contractowners and Management Committee of
 TIAA Separate Account VA-1:

We have audited the accompanying statement of assets and liabilities of the Stock Index Account of TIAA Separate Account VA-1 ("VA-1"), including the statement of investments, as of December 31, 1999, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of VA-1's management. Our responsibility is to express an opinion on these financial statements based on our audits. The condensed financial information for the year ended December 31, 1996 and the periods prior thereto were audited by other auditors, whose report dated February 6, 1997 expressed an unqualified opinion on such condensed financial information.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Stock Index Account of VA-1 at December 31, 1999, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                   /s/ Ernst & Young LLP

February 4, 2000

       Ernst & Young LLP is a member of Ernst & Young International, Ltd.

                          TIAA SEPARATE ACCOUNT VA-1
                              STOCK INDEX ACCOUNT
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1999
          (amounts in thousands, except per accumulation unit amount)

ASSETS
 Investments, at cost ...........................................     $   665,685
 Net unrealized appreciation of investments .....................         367,131
                                                                      -----------
 Investments, at value ..........................................       1,032,816
 Cash ...........................................................             476
 Dividends and interest receivable ..............................             993
 Receivable from securities transactions ........................               6
                                                                      -----------
                                                     TOTAL ASSETS       1,034,291
                                                                      -----------
LIABILITIES
 Payable for securities transactions ............................           1,139
 Amounts due to General Account .................................             598
                                                                      -----------
                                                TOTAL LIABILITIES           1,737
                                                                      -----------
NET ASSETS--Accumulation Fund ...................................     $ 1,032,554
                                                                      ===========
NUMBER OF ACCUMULATION UNITS OUTSTANDING--Notes 5 and 6 .........          12,630
                                                                      ===========
NET ASSET VALUE, PER ACCUMULATION UNIT--Note 5 ..................     $     81.75
                                                                      ===========

                       See notes to financial statements.

                          TIAA SEPARATE ACCOUNT VA-1
                              STOCK INDEX ACCOUNT
                            STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1999
                            (amounts in thousands)

INVESTMENT INCOME
 Income:
  Interest .....................................................    $    220
  Dividends ....................................................      11,288
                                                                    --------
                                                    TOTAL INCOME      11,508
                                                                    --------
 Expenses--Note 3:
  Investment advisory charges ..................................       2,615
  Administrative expenses ......................................       1,744
  Mortality and expense risk charges ...........................         872
                                                                    --------
                                          EXPENSES BEFORE WAIVER       5,231
  Investment advisory charges waived--Note 3 ...................      (2,005)
                                                                    --------
                                           NET EXPENSES                3,226
                                                                    --------
                                         INVESTMENT INCOME--NET        8,282
                                                                    --------
REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS--Note 4
  Net realized gain on investments .............................      33,295
  Net change in unrealized appreciation on investments .........     125,074
                                                                    --------
                 NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS     158,369
                                                                    --------
            NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $166,651
                                                                    ========

                       See notes to financial statements.

                          TIAA SEPARATE ACCOUNT VA-1
                              STOCK INDEX ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
                            (amounts in thousands)


                                                                    Years Ended December 31,
                                                                  -----------------------------
                                                                       1999            1998
                                                                  --------------   ------------
FROM OPERATIONS
 Investment income--net .......................................     $    8,282      $   7,390
 Net realized gain on investments .............................         33,295         31,091
 Net change in unrealized appreciation on investments .........        125,074         97,186
                                                                    ----------      ---------
                                    NET INCREASE IN NET ASSETS
                                      RESULTING FROM OPERATIONS        166,651        135,667
                                                                    ----------      ---------
FROM CONTRACTOWNER TRANSACTIONS
 Premiums .....................................................        130,503        135,735
 Net contractowner transfers (to) from fixed account ..........          4,267        (36,831)
 Withdrawals and death benefits ...............................        (26,849)       (20,320)
                                                                    ----------      ---------
                           NET INCREASE IN NET ASSETS RESULTING
                                FROM CONTRACTOWNER TRANSACTIONS        107,921         78,584
                                                                    ----------      ---------
                                     NET INCREASE IN NET ASSETS        274,572        214,251
NET ASSETS
 Beginning of year ............................................        757,982        543,731
                                                                    ----------      ---------
 End of year ..................................................     $1,032,554      $ 757,982
                                                                    ==========      =========

                       See notes to financial statements.

                          TIAA SEPARATE ACCOUNT VA-1
                              STOCK INDEX ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

TIAA Separate Account VA-1 ("VA-1") is a segregated investment account of Teachers Insurance and Annuity Association of America ("TIAA") and was organized on February 16, 1994 under the insurance laws of the State of New York for the purpose of issuing and funding variable annuity contracts. VA-1 was registered with the Securities and Exchange Commission ("Commission") effective November 1, 1994 as an open-end, diversified management investment company under the Investment Company Act of 1940. Currently, VA-1 consists of a single investment portfolio, the Stock Index Account ("Account"), which invests in a diversified portfolio of equity securities selected to track the overall United States stock market.

Teachers Advisors, Inc. ("Advisors"), an indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment advisory services for VA-1 pursuant to an Investment Management Agreement between TIAA, Advisors and VA-1. TIAA provides all administrative services for VA-1 pursuant to an Administrative Services Agreement with VA-1. The contracts are distributed primarily by Teachers Personal Investors Services, Inc. ("TPIS"), also an indirect subsidiary of TIAA, which is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Account, which are in conformity with accounting principles generally accepted in the United States.

Valuation of Investments: Securities listed or traded on any United States national securities exchange are valued at the last sale price as of the close of the principal securities exchange on which such securities are traded or, if there is no sale, at the mean of the last bid and asked prices on such exchange. Securities traded only in the over-the-counter market and quoted in the NASDAQ National Market System are valued at the last sale price, or at the mean of the last bid and asked prices if no sale is reported. All other over-the-counter securities are valued at the mean of the last bid and asked prices. Short-term money market instruments are stated at market value. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of and in accordance with the responsibilities of the Management Committee of VA-1.

Accounting for Investments: Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Interest income is recorded as earned and, for short-term money market instruments, includes accrual of discount and amortization of premium. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are accounted for on the average cost basis.

Federal Income Taxes: Based on provisions of the Internal Revenue Code, no federal taxes are attributable to the net investment experience of the Account.

NOTE 3--MANAGEMENT AGREEMENTS

Daily charges are deducted from the net assets of the Account for services required to manage investments, administer the separate account and the contracts, and to cover certain insurance risks borne by TIAA. The Investment Management Agreement sets the investment advisory charge at an annual rate of 0.30% of the net assets of the Account. Currently, Advisors has agreed to waive a portion of such fee, so that the daily deduction is equivalent to an annual charge of 0.07% of the net assets of the Account. The Administrative Services Agreement sets the administrative expense charge at an annual rate of 0.20% of the net assets of the Account. TIAA also imposes a daily charge for bearing certain mortality and expense risks in connection with the contracts equivalent to an annual rate of 0.10% of the net assets of the Account.

                          TIAA SEPARATE ACCOUNT VA-1
                              STOCK INDEX ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Concluded)

NOTE 4--INVESTMENTS

At December 31, 1999, the net unrealized appreciation on investments was $367,130,676, consisting of gross unrealized appreciation of $408,796,778 and gross unrealized depreciation of $41,666,102.

Purchases and sales of securities, other than short-term money market instruments, for the year ended December 31, 1999, were $445,205,509 and $328,569,867, respectively.

NOTE 5--CONDENSED FINANCIAL INFORMATION

Selected condensed financial information for an Accumulation Unit of the Account is presented below.

                                                                     Years Ended December 31,
                                          --------------------------------------------------------------------------------
                                             1999             1998             1997             1996             1995
                                          ------------   --------------   --------------   --------------   --------------
Per Accumulation Unit Data:
 Investment income ..................     $    .961        $    .908        $    .847        $    .807        $    .745
 Expenses ...........................          .270             .223             .182             .150             .170
                                          ---------        ---------        ---------        ---------        ---------
 Investment income--net .............          .691             .685             .665             .657             .575
 Net realized and unrealized gain
   on investments ...................        13.051           12.407           12.429            6.755            8.565
                                          ---------        ---------        ---------        ---------        ---------
 Net increase in
  Accumulation Unit Value ...........        13.742           13.092           13.094            7.412            9.140
 Accumulation Unit Value:
  Beginning of year .................        68.009           54.917           41.823           34.411           25.271
                                          ---------        ---------        ---------        ---------        ---------
  End of year .......................     $  81.751        $  68.009        $  54.917        $  41.823        $  34.411
                                          =========        =========        =========        =========        =========
Total return ........................        20.21%           23.84%           31.31%           21.54%           36.17%
Ratio to Average Net Assets:
 Expenses (1) .......................         0.37%            0.37%            0.37%            0.40%            0.55%
 Investment income--net .............         0.95%            1.14%            1.36%            1.74%            1.87%
Portfolio turnover rate .............        37.93%           45.93%            2.39%            4.55%            0.98%
Thousands of Accumulation Units
 outstanding at end of year .........        12,630           11,145            9,901            6,768            2,605

(1) Advisors has agreed to waive a portion of its investment advisory fee. Without this waiver, the Account's expense ratio for the periods listed would have been higher (see Note 3).

NOTE 6--ACCUMULATION UNITS

Changes in the number of Accumulation Units outstanding were as follows:

                                                                      Years Ended December 31,
                                                                  --------------------------------
                                                                       1999              1998
                                                                  --------------   ---------------
Accumulation Units:
 Credited for premiums ........................................      1,798,810         2,250,490
 Credited (cancelled) for transfers and disbursements .........       (313,740)       (1,006,137)
 Outstanding:
  Beginning of year ...........................................     11,145,401         9,901,048
                                                                    ----------        ----------
  End of year .................................................     12,630,471        11,145,401
                                                                    ==========        ==========

                           TIAA SEPARATE ACCOUNT VA-1
                 STATEMENT OF INVESTMENTS--STOCK INDEX ACCOUNT
                               DECEMBER 31, 1999

                              SUMMARY BY INDUSTRY
                                     (000)

                                                     VALUE        %
                                                  ----------     ------
BONDS
CORPORATE BONDS
  AUTOMOTIVE DEALERS AND SERVICE STATIONS         $        2       0.00%
                                                  ----------      -----
  REAL ESTATE .................................            4       0.00
                                                  ----------      -----
 TOTAL CORPORATE BONDS
  (Cost $7) ...................................            6       0.00
                                                  ----------      -----
 TOTAL BONDS
  (Cost $7) ...................................            6       0.00
                                                  ----------      -----
PREFERRED STOCK
  FURNITURE AND FIXTURES ......................            1       0.00
  HOLDING AND OTHER INVESTMENT OFFICES ........           17       0.00
  INSTRUMENTS AND RELATED PRODUCTS ............            0       0.00
  RUBBER AND MISCELLANEOUS PLASTIC
   PRODUCTS ...................................          115       0.01
                                                  ----------      -----
 TOTAL PREFERRED STOCK
  (Cost $127) .................................          133       0.01
                                                  ----------      -----
COMMON STOCK
  AGRICULTURAL SERVICES .......................           15       0.00
  AMUSEMENT AND RECREATION SERVICES ...........          965       0.09
  APPAREL AND ACCESSORY STORES ................        5,099       0.49
  APPAREL AND OTHER TEXTILE PRODUCTS ..........          748       0.07
  AUTO REPAIR, SERVICES AND PARKING ...........          554       0.05
  AUTOMOTIVE DEALERS AND SERVICE STATIONS .....          704       0.07
  BUILDING MATERIALS AND GARDEN SUPPLIES ......       13,548       1.31
  BUSINESS SERVICES ...........................      126,177      12.22
  CHEMICALS AND ALLIED PRODUCTS ...............      112,004      10.85
  COAL MINING .................................           24       0.00
  COMMUNICATIONS ..............................      124,106      12.02
  DEPOSITORY INSTITUTIONS .....................       62,560       6.06
  EATING AND DRINKING PLACES ..................        6,808       0.66
  EDUCATIONAL SERVICES ........................          305       0.03
  ELECTRIC, GAS, AND SANITARY SERVICES ........       27,396       2.65
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT .....      119,068      11.53
  ENGINEERING AND MANAGEMENT SERVICES .........        1,967       0.19
  FABRICATED METAL PRODUCTS ...................        6,043       0.59
  FOOD AND KINDRED PRODUCTS ...................       30,124       2.92
  FOOD STORES .................................        4,493       0.44
  FORESTRY ....................................           78       0.01
  FURNITURE AND FIXTURES ......................        1,822       0.18
  FURNITURE AND HOMEFURNISHINGS STORES ........        2,629       0.25
  GENERAL BUILDING CONTRACTORS ................          651       0.06
  GENERAL MERCHANDISE STORES ..................       24,440       2.37
  HEALTH SERVICES .............................        3,792       0.37
  HEAVY CONSTRUCTION, EXCEPT BUILDING .........          536       0.05
  HOLDING AND OTHER INVESTMENT OFFICES ........        7,324       0.71
  HOTELS AND OTHER LODGING PLACES .............        1,187       0.11

                                                      VALUE           %
                                                   ----------      -----
  INDUSTRIAL MACHINERY AND EQUIPMENT ..........    $   93,404       9.05%
  INSTRUMENTS AND RELATED PRODUCTS ............        19,169       1.86
  INSURANCE AGENTS, BROKERS AND SERVICE .......         1,931       0.19
  INSURANCE CARRIERS ..........................        44,525       4.31
  LEATHER AND LEATHER PRODUCTS ................           164       0.02
  LEGAL SERVICES ..............................            50       0.00
  LOCAL AND INTERURBAN PASSENGER TRANSIT ......             4       0.00
  LUMBER AND WOOD PRODUCTS ....................         2,564       0.25
  METAL MINING ................................         1,175       0.11
  MISCELLANEOUS MANUFACTURING INDUSTRIES ......         4,488       0.43
  MISCELLANEOUS RETAIL ........................         7,768       0.75
  MOTION PICTURES .............................        11,875       1.15
  NONDEPOSITORY INSTITUTIONS ..................        18,200       1.76
  NONMETALLIC MINERALS, EXCEPT FUELS ..........           477       0.05
  OIL AND GAS EXTRACTION ......................         7,980       0.77
  PAPER AND ALLIED PRODUCTS ...................         8,361       0.81
  PERSONAL SERVICES ...........................           819       0.08
  PETROLEUM AND COAL PRODUCTS .................        35,042       3.39
  PRIMARY METAL INDUSTRIES ....................         4,312       0.42
  PRINTING AND PUBLISHING .....................         8,219       0.80
  RAILROAD TRANSPORTATION .....................         3,329       0.32
  REAL ESTATE .................................           411       0.04
  RUBBER AND MISCELLANEOUS PLASTIC
   PRODUCTS ...................................         3,620       0.35
  SECURITY AND COMMODITY BROKERS ..............        15,396       1.49
  SOCIAL SERVICES .............................            35       0.00
  SPECIAL TRADE CONTRACTORS ...................            43       0.00
  STONE, CLAY, AND GLASS PRODUCTS .............         3,462       0.34
  TEXTILE MILL PRODUCTS .......................           733       0.07
  TOBACCO PRODUCTS ............................         4,956       0.48
  TRANSPORTATION BY AIR .......................         3,935       0.38
  TRANSPORTATION EQUIPMENT ....................        27,414       2.66
  TRANSPORTATION SERVICES .....................           548       0.05
  TRUCKING AND WAREHOUSING ....................           893       0.09
  WATER TRANSPORTATION ........................           378       0.04
  WHOLESALE TRADE-DURABLE GOODS ...............         1,923       0.19
  WHOLESALE TRADE-NONDURABLE GOODS ............         5,855       0.57
                                                   ----------     ------
 TOTAL COMMON STOCK
  (Cost $661,498) .............................     1,028,625      99.62
                                                   ----------     ------
 SHORT TERM INVESTMENT
  U.S. GOVERNMENT AGENCY ......................         4,052       0.39
                                                   ----------     ------
 TOTAL SHORT TERM INVESTMENT
  (Cost $4,053) ...............................         4,052       0.39
                                                   ----------     ------
 TOTAL PORTFOLIO
  (Cost $665,685) .............................     1,032,816     100.02
 OTHER ASSETS & LIABILITIES, NET ..............          (262)    ( 0.02)
                                                   ----------     ------
  NET ASSETS ..................................    $1,032,554     100.00%
                                                   ==========     ======

                       See notes to financial statements.

                           TIAA SEPARATE ACCOUNT VA-1
                  STATEMENT OF INVESTMENTS--STOCK INDEX ACCOUNT
                               DECEMBER 31, 1999

PRINCIPAL                                                        VALUE (000)
-----------                                                     ------------
BONDS--0.00%
CORPORATE BONDS--0.00%
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.00%
$ 1,950       UGLY DUCKLING CORP (SUB DEB)
              12.000%, 10/23/03 ...............................   $        2
                                                                  ----------
 REAL ESTATE--0.00%
              EXCEL LEGACY
  3,000        9.000%, 01/01/04 ...............................            3
  1,000       10.000%, 01/10/04 ...............................            1
                                                                  ----------
                                                                           4
                                                                  ----------
              TOTAL CORPORATE BONDS
                (Cost $7) .....................................            6
                                                                  ----------
              TOTAL BONDS
                (Cost $7) .....................................            6
                                                                  ----------
  SHARES
  ------
PREFERRED STOCK--0.01%
 FURNITURE AND FIXTURES--0.00%
  2,800     * OSULLIVAN INDUSTRIES HOLDINGS, INC ..............            1
                                                                  ----------
 HOLDING AND OTHER INVESTMENT OFFICES--0.00%
    503       SUPERIOR TRUST SERIES A .........................           17
                                                                  ----------
 INSTRUMENTS AND RELATED PRODUCTS--0.00%
  3,500     * FRESENIUS MEDICAL CARE (CLASS D) ................            0
                                                                  ----------
 RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS--0.01%
  2,280       SEALED AIR CORP (CLASS A) .......................          115
                                                                  ----------
              TOTAL PREFERRED STOCK
              (Cost $127) .....................................          133
                                                                  ----------
COMMON STOCK--99.62%
 AGRICULTURAL SERVICES--0.00%
  1,000     * CADIZ, INC ......................................           10
    400     * VETERINARY CENTERS OF AMERICA, INC ..............            5
                                                                  ----------
                                                                          15
                                                                  ----------
 AMUSEMENT AND RECREATION SERVICES--0.09%
 15,285     * AMF BOWLING, INC ................................           48
  1,400     * ANCHOR GAMING CO ................................           61
  3,500     * ARGOSY GAMING CORP ..............................           54
  3,000     * BALLY TOTAL FITNESS HOLDINGS CORP ...............           80
  2,400     * BOCA RESORTS, INC (CLASS A) .....................           23
  4,500     * BOYD GAMING CORP ................................           26
  1,700     * CHAMPIONSHIP AUTO RACING TEAMS, INC .............           39
  9,800     * HARRAH'S ENTERTAINMENT, INC .....................          259
  2,400     * HOLLYWOOD PARK, INC .............................           54
  1,300       INTERNATIONAL SPEEDWAY CORP (CLASS A) ...........           65
     25     * LAKES GAMING, INC ...............................            0
  5,600     * MIRAGE RESORTS, INC .............................           86
     50     * PLAYERS INTERNATIONAL, INC ......................            0
     50     * SFX ENTERTAINMENT, INC (CLASS A) ................            2
  2,400     * STATION CASINOS, INC ............................           54
  1,500     * WESTWOOD ONE, INC ...............................          114
                                                                  ----------
                                                                         965
                                                                  ----------
 APPAREL AND ACCESSORY STORES--0.49%
  7,764     * ABERCROMBIE & FITCH CO (CLASS A) ................          207
  2,100     * AMERICAN EAGLE OUTFITTERS, INC ..................           95
  1,100     * ANN TAYLOR STORES CORP ..........................           38
    500     * BUCKLE, INC .....................................            7
    620       BURLINGTON COAT FACTORY WAREHOUSE CORP ..........            9
  2,800       CATO CORP (CLASS A) .............................           35
  7,400     * CHARMING SHOPPES, INC ...........................           49
  2,100     * CHILDRENS PLACE RETAIL STORES ...................           35
  5,800       CLAIRES STORES, INC .............................          130

SHARES                                                           VALUE (000)
----------                                                      ------------
  2,500    * FINISH LINE, INC (CLASS A) .......................   $       14
  4,000    * FOOTSTAR, INC ....................................          122
    800    * GADZOOKS, INC ....................................            8
 53,712      GAP, INC .........................................        2,471
 22,700    * GENESCO, INC .....................................          295
    400    * GOODYS FAMILY CLOTHING, INC ......................            2
    500    * GYMBOREE CORP ....................................            3
  2,100      INTIMATE BRANDS, INC (CLASS A) ...................           91
  8,451      LIMITED, INC .....................................          366
  1,050    * MEN'S WEARHOUSE, INC .............................           31
  3,800      NORDSTROM, INC ...................................          100
  4,850    * PACIFIC SUNWEAR CALIFORNIA, INC ..................          155
  2,800    * PAYLESS SHOESOURCE, INC ..........................          132
  8,600      ROSS STORES, INC .................................          154
    200    * SHOE CARNIVAL, INC ...............................            2
 24,700      TJX COS, INC .....................................          505
  1,207    * TOO, INC .........................................           21
    300    * URBAN OUTFITTERS, INC ............................            9
  1,100    * WET SEAL, INC (CLASS A) ..........................           13
                                                                  ----------
                                                                       5,099
                                                                  ----------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.07%
    300    * COLUMBIA SPORTSWEAR CO ...........................            6
  8,002    * JONES APPAREL GROUP, INC .........................          217
  3,600      LIZ CLAIBORNE, INC ...............................          135
  1,600    * NAUTICA ENTERPRISES, INC .........................           18
  1,400      OSHKOSH B'GOSH, INC (CLASS A) ....................           29
    400      OXFORD INDUSTRIES, INC ...........................            8
    500      PHILLIPS VAN HEUSEN CORP .........................            4
    200      PILLOWTEX CORP ...................................            1
  2,800    * POLO RALPH LAUREN CORP ...........................           48
  2,800    * QUIKSILVER, INC ..................................           43
  5,700      VF CORP ..........................................          171
  5,500      WARNACO GROUP, INC (CLASS A) .....................           68
                                                                  ----------
                                                                         748
                                                                  ----------
 AUTO REPAIR, SERVICES AND PARKING--0.05%
  1,000    * AUTOWEB.COM, INC .................................           11
  2,400    * AVIS RENT A CAR, INC .............................           61
    900    * BUDGET GROUP, INC ................................            8
     50      CENTRAL PARKING CORP .............................            1
  4,500    * DOLLAR THRIFTY AUTOMOTIVE GROUP, INC .............          108
  1,200      HERTZ CORP (CLASS A) .............................           60
  1,333      MIDAS, INC .......................................           29
  8,250      ROLLINS TRUCK LEASING CORP .......................           98
  7,300      RYDER SYSTEM, INC ................................          178
                                                                  ----------
                                                                         554
                                                                  ----------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.07%
 19,600    * AUTONATION, INC ..................................          181
  8,200    * AUTOZONE, INC ....................................          265
  2,900    * COPART, INC ......................................          126
  2,500    * CSK AUTO CORP ....................................           44
    700    * LITHIA MOTORS, INC (CLASS A) .....................           13
  2,400    * OREILLY AUTOMOTIVE, INC ..........................           52
  2,500      PEP BOYS MANNY, MOE, & JACK CO ...................           23
                                                                  ----------
                                                                         704
                                                                  ----------
 BUILDING MATERIALS AND GARDEN SUPPLIES--1.31%
  2,400      FASTENAL CO ......................................          108
174,150      HOME DEPOT, INC ..................................       11,940
 25,100      LOWES COS, INC ...................................        1,500
                                                                  ----------
                                                                      13,548
                                                                  ----------

10                            See notes to financial statements.

SHARES                                                                VALUE (000)
------                                                             --------------
 BUSINESS SERVICES--12.22%
        500    * 24/7 MEDIA, INC ...................................   $       28
      2,200      AARON RENTS, INC ..................................           39
      3,000    * ABOUT.COM, INC ....................................          269
      4,800    * ACCLAIM ENTERTAINMENT, INC ........................           25
      4,133    * ACNEILSEN CORP ....................................          102
        500    * ACTIVISION, INC ...................................            8
      1,400    * ACTUATE CORP ......................................           60
      4,760    * ACXIOM CORP .......................................          114
        800    * ADFORCE, INC ......................................           57
        100    * ADMINSTAFF, INC ...................................            3
     10,400      ADOBE SYSTEMS, INC ................................          699
      1,350    * ADVENT SOFTWARE, INC ..............................           87
      2,400    * ADVO, INC .........................................           57
      4,200    * AFFILIATED COMPUTER SERVICES, INC (CLASS A) .......          193
      1,040    * AMDOCS LTD ........................................           36
    168,302    * AMERICA ONLINE, INC ...............................       12,696
      7,650    * AMERICAN MANAGEMENT SYSTEMS, INC ..................          240
      3,300      ANALYSTS INTERNATIONAL CORP .......................           41
      5,200    * ANSWERTHINK CONSULTING GROUP ......................          178
      1,000    * APAC CUSTOMER SERVICES, INC .......................           14
        300    * APPLIEDTHEORY CORP ................................            8
        300    * ARDENT SOFTWARE, INC ..............................           12
      2,700    * ASHTON TECHNOLOGY GROUP, INC ......................           17
      1,800    * ASPECT DEVELOPMENT, INC ...........................          123
        400    * AUTOBYTEL.COM, INC ................................            6
     41,095      AUTOMATIC DATA PROCESSING, INC ....................        2,214
      1,100    * AVT CORP ..........................................           52
      1,500    * AXENT TECHNOLOGIES, INC ...........................           32
      1,220    * AZTEC TECHNOLOGY PARTNERS, INC ....................            6
        100    * BARRA, INC ........................................            3
     11,200    * BEA SYSTEMS, INC ..................................          783
        800    * BEYOND.COM CORP ...................................            6
        600    * BINDVIEW DEVELOPMENT CORP .........................           30
        900    * BISYS GROUP, INC ..................................           59
     16,400    * BMC SOFTWARE, INC .................................        1,311
        600    * BOTTOMLINE TECHNOLOGIES, INC ......................           22
      3,500    * BROADVISION, INC ..................................          595
      1,800    * BROCADE COMMUNICATIONS SYSTEMS, INC ...............          319
      1,000    * BURNS INTERNATIONAL SERVICES ......................           11
     16,800    * CADENCE DESIGN SYSTEMS, INC .......................          403
      1,000    * CAIS INTERNET, INC ................................           36
      1,700    * CAMBRIDGE TECHNOLOGY PARTNERS, INC ................           45
        300    * CAREERBUILDER, INC ................................            2
        700    * CATALINA MARKETING CORP ...........................           81
      2,700    * CCC INFORMATION SERVICES GROUP, INC ...............           46
      1,500    * CDI CORP ..........................................           36
     55,047    * CENDANT CORP ......................................        1,462
      5,500    * CENTURY BUSINESS SERVICES, INC ....................           46
      7,400    * CERIDIAN CORP .....................................          160
      2,500    * CHECKFREE HOLDINGS CORP ...........................          261
      1,200    * CHOICEPOINT, INC ..................................           50
      2,800    * CIBER, INC ........................................           77
      5,300    * CITRIX SYSTEMS, INC ...............................          652
      1,900    * CLARIFY, INC ......................................          239
      5,400    * CMGI, INC .........................................        1,495
      2,700    * CNET, INC .........................................          153
        500    * COGNIZANT TECHNOLOGY SOLUTIONS ....................           55
      6,200      COMDISCO, INC .....................................          231
      3,600    * COMPLETE BUSINESS SOLUTIONS, INC ..................           90
     32,500      COMPUTER ASSOCIATES INTERNATIONAL, INC ............        2,273
         50    * COMPUTER HORIZONS CORP ............................            1
      1,500    * COMPUTER NETWORK TECHNOLOGY CORP ..................           34
     11,496    * COMPUTER SCIENCES CORP ............................        1,088
      1,300      COMPUTER TASK GROUP, INC ..........................           19
     31,700    * COMPUWARE CORP ....................................        1,181

SHARES                                                                VALUE (000)
------                                                                -----------
      1,700    * CONCORD COMMUNICATIONS, INC .......................   $       75
      2,500    * CONVERGYS CORP ....................................           77
        900    * CORT BUSINESS SERVICES CORP .......................           16
      1,200    * COSTAR GROUP ......................................           43
      2,100    * COTELLIGENT, INC ..................................           11
      1,000    * CRITICAL PATH, INC ................................           94
      7,700    * CSG SYSTEMS INTERNATIONAL, INC ....................          307
      1,100    * CTC COMMUNICATIONS GROUP ..........................           43
      1,600    * CYBERCASH, INC ....................................           15
      5,860    * CYBERGUARD CORP ...................................           23
        500    * DATA BROADCASTING CORP ............................            4
        800    * DATA DIMENSIONS, INC ..............................            2
      2,700    * DATASTREAM SYSTEMS, INC ...........................           66
      1,200    * DBT ONLINE, INC ...................................           29
        200    * DELTEK SYSTEMS, INC ...............................            3
      4,200    * DENDRITE INTERNATIONAL, INC .......................          142
        800    * DIGITAL RIVER, INC ................................           27
        900    * DOCUMENTUM, INC ...................................           54
      2,050    * DOUBLECLICK, INC ..................................          519
      2,186    * DST SYSTEMS, INC ..................................          167
      1,300    * EARTHLINK NETWORK, INC ............................           55
      1,100    * EARTHWEB, INC .....................................           55
      2,300    * EBAY, INC .........................................          288
      1,600    * ECLIPSYS CORP .....................................           41
      5,300    * ELECTRONIC ARTS, INC ..............................          445
     28,400      ELECTRONIC DATA SYSTEMS CORP ......................        1,901
      4,300    * ELECTRONICS FOR IMAGING, INC ......................          250
      5,500    * EMPLOYEE SOLUTIONS, INC ...........................            4
        500    * ENTRUST TECHNOLOGIES, INC .........................           30
      4,500    * EPICOR SOFTWARE CORP ..............................           23
      8,900      EQUIFAX, INC ......................................          210
        300    * EXCHANGE APPLICATIONS, INC ........................           17
      8,850    * EXCITE AT HOME ....................................          379
      1,300      FACTSET RESEARCH SYSTEMS, INC .....................          104
      1,700      FAIR ISSAC & CO, INC ..............................           90
      5,500    * FILENET CORP ......................................          140
     37,506      FIRST DATA CORP ...................................        1,850
      7,675    * FISERV, INC .......................................          294
      2,624    * GARTNER GROUP, INC (CLASS B) ......................           36
      1,500    * GENESYS TELECOMMUNICATIONS LABORATORIES, INC ......           81
      3,400      GERBER SCIENTIFIC, INC ............................           75
      2,400    * GETTY IMAGES, INC .................................          117
      3,450    * GO.COM ............................................           82
      1,900    * GO2NET, INC .......................................          165
      1,400    * GREAT PLAINS SOFTWARE, INC ........................          105
      2,200    * GT INTERACTIVE SOFTWARE CORP ......................            4
      4,900    * GTECH HOLDINGS CORP ...............................          108
      4,000    * HARBINGER CORP ....................................          127
      1,299    * HEALTHEON/WEBMD CORP ..............................           49
      1,100    * HNC SOFTWARE ......................................          116
        530    * HYPERION SOLUTIONS CORP ...........................           23
      2,300    * I2 TECHNOLOGIES, INC ..............................          449
      2,230    * IMATION CORP ......................................           75
      1,900    * IMRGLOBAL CORP ....................................           24
     24,000      IMS HEALTH, INC ...................................          653
      1,500    * INACOM CORP .......................................           11
      2,000    * INDUSTRI-MATEMATIK INTERNATIONAL CORP .............           12
      2,400    * INFOCURE CORP .....................................           75
      1,300    * INFORMATION ARCHITECTS CORP .......................           13
     17,000    * INFORMIX CORP .....................................          194
      2,700    * INFOSPACE.COM, INC ................................          578
      3,500    * INFOUSA, INC ......................................           49
      3,800    * INKTOMI CORP ......................................          337
        400    * INTELLIGROUP, INC .................................           10
      5,800    * INTERGRAPH CORP ...................................           27
      2,500    * INTERIM SERVICES, INC .............................           62

See notes to financial statements.

SHARES                                                           VALUE (000)
------                                                           -----------
 BUSINESS SERVICES--(Continued)
        180    * INTERNET CAPITAL GROUP, INC ..................   $       31
        800      INTERPOOL, INC ...............................            6
     17,604      INTERPUBLIC GROUP OF COS, INC ................        1,016
      1,400    * INTERVU, INC .................................          147
     14,700    * INTUIT, INC ..................................          881
      2,200    * ISS GROUP, INC ...............................          156
      3,700    * IVILLAGE, INC ................................           75
      1,100      JACK HENRY & ASSOCIATES, INC .................           59
      1,500    * JDA SOFTWARE GROUP, INC ......................           25
      1,000    * JUNO ONLINE SERVICES, INC ....................           36
      2,800    * KEANE, INC ...................................           89
      2,800      KELLY SERVICES, INC (CLASS A) ................           70
      3,750    * LABOR READY, INC .............................           45
      2,550    * LAMAR ADVERTISING CO (CLASS A) ...............          154
      2,200    * LEARN2.COM, INC ..............................            7
        900  x * LEASING SOLUTIONS, INC .......................            0
      5,000    * LEGATO SYSTEMS, INC ..........................          344
      1,300    * LHS GROUP, INC ...............................           32
      6,200    * LYCOS, INC ...................................          493
      4,600    * MACROMEDIA, INC ..............................          336
      1,600    * MACROVISION CORP .............................          118
      5,800      MANPOWER, INC ................................          218
      2,600    * MANUGISTICS GROUP, INC .......................           84
        700    * MAPICS, INC ..................................            9
        200    * MAPQUEST.COM, INC ............................            5
        200    * MARIMBA, INC .................................            9
      3,300    * MASTECH CORP .................................           82
        700      MCGRATH RENTCORP .............................           12
        500    * MEDIA METRIX, INC ............................           18
      4,100    * MEDQUIST, INC ................................          106
      1,300    * MEMBERWORKS, INC .............................           43
     11,500    * MENTOR GRAPHICS CORP .........................          152
         60    * MERANT PLC ADR ...............................            2
      3,900    * MERCURY INTERACTIVE CORP .....................          421
      1,000    * MESSAGEMEDIA, INC ............................           14
      1,000    * METRO INFORMATION SERVICES, INC ..............           24
      1,500    * MICROMUSE, INC ...............................          255
    287,758    * MICROSOFT CORP ...............................       33,596
      3,300    * MICROSTRATEGY, INC ...........................          693
      2,200    * MINDSPRING ENTERPRISES, INC ..................           58
        500    * MODEM MEDIA POPPE TYSON, INC .................           35
      9,483    * MODIS PROFESSIONAL SERVICES ..................          135
          4    * MOMENTUM BUSINESS APPLICATIONS, INC ..........            0
      1,000    * MPATH INTERACTIVE, INC .......................           27
      3,300      NATIONAL COMPUTER SYSTEMS, INC ...............          124
      2,900      NATIONAL DATA CORP ...........................           98
        700    * NBC INTERNET, INC ............................           54
      4,700    * NCO GROUP, INC ...............................          142
      2,100    * NEFF CORP ....................................           13
        600    * NETOPIA, INC .................................           33
      9,000    * NETWORK APPLIANCE, INC .......................          748
      2,100    * NETWORK PERIPHERALS, INC .....................           99
      1,500    * NETWORK SOLUTIONS, INC .......................          326
      8,499    * NETWORKS ASSOCIATES, INC .....................          227
      2,100    * NEW ERA OF NETWORKS, INC .....................          100
      5,700    * NOVA CORP (GEORGIA) ..........................          180
     22,500    * NOVELL, INC ..................................          899
      1,600    * OBJECTIVE SYSTEMS INTEGRATORS, INC ...........           11
      7,700      OLSTEN CORP ..................................           87
     11,000      OMNICOM GROUP, INC ...........................        1,100
        700    * ON ASSIGNMENT, INC ...........................           21
      1,600    * ONEMAIN.COM, INC .............................           24
      2,900    * OPEN MARKET, INC .............................          131
     85,612    * ORACLE CORP ..................................        9,594
     16,410    * PARAMETRIC TECHNOLOGY CORP ...................          444

SHARES                                                           VALUE (000)
------                                                           -----------
     18,450      PAYCHEX, INC .................................   $      738
        400    * PCORDER.COM, INC .............................           20
        600    * PEGASYSTEMS, INC .............................            7
      8,200    * PEOPLESOFT, INC ..............................          175
      1,466    * PER SE TECHNOLOGIES, INC .....................           12
      3,700    * PEREGRINE SYSTEMS, INC .......................          311
      2,900    * PEROT SYSTEMS CORP (CLASS A) .................           55
      1,900    * PERSONNEL GROUP OF AMERICA, INC ..............           19
        400    * PERVASIVE SOFTWARE, INC ......................            7
      4,200  # * PHYSICIAN COMPUTER NETWORK, INC ..............            0
      5,800      PITTSTON BRINKS GROUP CO .....................          128
      2,300    * POLICY MANAGEMENT SYSTEMS CORP ...............           59
      2,200    * PORTAL SOFTWARE, INC .........................          226
      1,900    * PREVIEW TRAVEL, INC ..........................           99
      6,400    * PRICELINE.COM, INC ...........................          303
      6,300  # * PROCURENET, INC ..............................            1
      2,950    * PROGRESS SOFTWARE CORP .......................          167
        600    * PROJECT SOFTWARE & DEVELOPMENT, INC ..........           33
      2,900    * PROXICOM, INC ................................          361
      5,480    * PSINET, INC ..................................          338
      1,750    * QRS CORP .....................................          184
      3,300    * QUADRAMED CORP ...............................           29
      1,400    * RARE MEDIUM GROUP, INC .......................           48
      6,683    * RATIONAL SOFTWARE CORP .......................          328
        900    * RAZORFISH, INC ...............................           86
      2,200    * REALNETWORKS, INC ............................          265
        800    * REDBACK NETWORKS, INC ........................          142
      3,500    * REMEDY CORP ..................................          166
      1,900    * RENT WAY, INC ................................           36
      1,200    * RENT-A-CENTER, INC ...........................           24
      5,400    * ROBERT HALF INTERNATIONAL, INC ...............          154
      3,100      ROLLINS, INC .................................           47
      1,500    * ROMAC INTERNATIONAL, INC .....................           20
        200    * RSA SECURITY, INC ............................           16
      2,700    * SABRE HOLDINGS CORP ..........................          138
      4,600    * SAFETY-KLEEN CORP ............................           52
      1,200    * SAGA SYSTEMS, INC ............................           24
        400    * SAGENT TECHNOLOGY, INC .......................           12
        400    * SALESLOGIX CORP ..............................           16
      1,300    * SANCHEZ COMPUTER ASSOCIATES, INC .............           54
      3,000    * SANTA CRUZ OPERATION, INC ....................           91
      2,000    * SAPIENT CORP .................................          282
      3,600    * SCIENT CORP ..................................          311
      2,000      SEI INVESTMENT CO ............................          238
        400    * SERENA SOFTWARE, INC .........................           12
      2,400      SHARED MEDICAL SYSTEMS CORP ..................          122
      8,984    * SIEBEL SYSTEMS, INC ..........................          755
      1,000    * SILKNET SOFTWARE, INC ........................          166
     18,800    * SITEL CORP ...................................          132
      5,200    * SNYDER COMMUNICATIONS, INC ...................          100
      1,100    * SOFTNET SYSTEMS, INC .........................           28
        600      SOTHEBYS HOLDINGS, INC (CLASS A) .............           18
      1,900    * SOURCE MEDIA, INC ............................           35
      1,500    * SPORTSLINE.COM ...............................           75
        700    * SPR, INC .....................................            4
        700    * SPYGLASS, INC ................................           27
        800    * STAFFMARK, INC ...............................            6
        900    * STARMEDIA NETWORK, INC .......................           36
      6,600    * STERLING COMMERCE, INC .......................          225
      5,700    * STERLING SOFTWARE, INC .......................          180
      4,900    * STRUCTURAL DYNAMICS RESEARCH CORP ............           62
    117,636    * SUN MICROSYSTEMS, INC ........................        9,109
      8,200    * SUNGARD DATA SYSTEMS, INC ....................          195
     10,500    * SYBASE, INC ..................................          179
      1,700    * SYKES ENTERPRISES, INC .......................           75
      3,900    * SYMANTEC CORP ................................          229

12                            See notes to financial statements.

SHARES                                                                      VALUE (000)
-------                                                                      ----------
 BUSINESS SERVICES--(Continued)
      4,100    * SYNOPSYS, INC ...........................................   $      274
        800    * SYNTEL, INC .............................................           13
      3,500    * SYSTEMS & COMPUTER TECHNOLOGY CORP ......................           57
      4,500    * SYSTEMSOFT CORP .........................................            0
      1,975    * TECHNOLOGY SOLUTIONS CO .................................           65
      1,900    * TELETECH HOLDINGS, INC ..................................           64
      2,000    * THEGLOBE.COM, INC .......................................           17
      3,000    * THQ, INC ................................................           70
      2,300    * TICKETMASTER ONLINE-CITYSEARCH, INC .....................           88
      1,500    * TMP WORLDWIDE, INC ......................................          213
      1,000      TOTAL SYSTEM SERVICES, INC ..............................           16
        800    * TRANSACTION SYSTEM ARCHITECTURE .........................           22
      5,000      TRUE NORTH COMMUNICATIONS, INC ..........................          223
      1,000    * TSI INTERNATIONAL SOFTWARE LTD ..........................           57
        700    * UNIGRAPHICS SOLUTIONS, INC ..............................           19
      5,470    * UNITED RENTALS, INC .....................................           94
         95    * US INTERACTIVE, INC .....................................            4
        300    * USINTERNETWORKING, INC ..................................           21
      8,100    * USWEB CORP ..............................................          360
      4,800    * VALASSIS COMMUNICATIONS, INC ............................          203
      7,200    * VERIO, INC ..............................................          333
      4,800    * VERISIGN, INC ...........................................          917
     18,375    * VERITAS SOFTWARE CORP ...................................        2,630
      4,400    * VERITY, INC .............................................          187
      2,200    * VERTICALNET, INC ........................................          361
      1,200    * VIASOFT, INC ............................................            7
      4,600    * VIGNETTE CORP ...........................................          750
      1,800    * VISIO CORP ..............................................           86
      2,000      WACKENHUT CORP SERIES A .................................           30
      1,000    * WAVE SYSTEMS CORP (CLASS A) .............................           12
      1,000    * WEBTRENDS CORP ..........................................           81
        700    * WEST TELESERVICES CORP ..................................           17
         75    * WIND RIVER SYSTEMS, INC .................................            3
      2,000    * XTRA CORP ...............................................           85
      9,231    * YAHOO, INC ..............................................        3,994
      4,500      YOUNG & RUBICAM, INC ....................................          318
                                                                             ----------
                                                                                126,177
                                                                             ----------
 CHEMICALS AND ALLIED PRODUCTS--10.85%
    111,810      ABBOTT LABORATORIES CO ..................................        4,060
      1,000    * ABGENIX, INC ............................................          133
        300    * ADVANCED TISSUE SCIENCE CO ..............................            1
     14,900      AIR PRODUCTS & CHEMICALS, INC ...........................          500
      3,300      ALBEMARLE CORP ..........................................           63
      4,300      ALBERTO CULVER CO (CLASS B) .............................          111
      2,700    * ALKERMES, INC ...........................................          133
         95    * ALLERGAN SPECIALTY THERAPEUTICS, INC (CLASS A) ..........            1
      8,600      ALLERGAN, INC ...........................................          428
      3,400      ALPHARMA, INC (CLASS A) .................................          105
      3,600    * ALZA CORP ...............................................          125
     97,700      AMERICAN HOME PRODUCTS CORP .............................        3,853
     82,080    * AMGEN, INC ..............................................        4,930
      4,700    * ANDRX CORP ..............................................          199
      2,700      ARCH CHEMICALS, INC .....................................           57
      2,000    * AVIRON, INC .............................................           32
     19,600      AVON PRODUCTS, INC ......................................          647
      1,900    * BIO-TECHNOLOGY GENERAL CORP .............................           29
     10,600    * BIOGEN, INC .............................................          896
      1,800    * BIOMATRIX, INC ..........................................           35
        119    * BIOVAIL CORP INTERNATIONAL ..............................           11
        309      BLOCK DRUG, INC (CLASS A) ...............................           10
    149,800      BRISTOL MYERS SQUIBB CO .................................        9,615
      6,900      CABOT CORP ..............................................          141
        800      CALGON CARBON CORP ......................................            5
      4,000      CAMBREX CORP ............................................          138
        200    * CARBIDE/GRAPHITE GROUP, INC .............................            1

SHARES                                                                      VALUE (000)
------                                                                   --------------
        400    * CAREMARK RX, INC ........................................   $        2
      3,700      CARTER WALLACE, INC .....................................           66
      1,200    * CELL PATHWAYS, INC ......................................           11
      4,400    * CEPHALON, INC ...........................................          152
      2,400    * CHIREX, INC .............................................           35
      5,640    * CHIRON CORP .............................................          239
      4,000      CHURCH & DWIGHT CO, INC .................................          107
      9,695      CK WITCO CORP ...........................................          130
     15,200      CLOROX CO ...............................................          766
     42,800      COLGATE PALMOLIVE CO ....................................        2,782
      4,000    * COR THERAPEUTICS, INC ...................................          108
      1,000    * CORIXA CORP .............................................           17
      2,600    * COULTER PHARMACEUTICALS, INC ............................           59
        800    * CREATIVE BIOMOLECULES, INC ..............................            4
         60    * CRESCENDO PHARMACEUTICALS CORP ..........................            1
        500    * CYGNUS, INC .............................................            9
      4,900    * CYTEC INDUSTRIES, INC ...................................          113
      2,300      DEXTER CORP .............................................           91
        700      DIAGNOSTIC PRODUCTS CORP ................................           17
      6,000      DIAL CORP ...............................................          146
     18,700      DOW CHEMICAL CO .........................................        2,499
     77,591      DU PONT (E.I.) DE NEMOURS & CO ..........................        5,111
      2,800    * DURA PHARMACEUTICALS, INC ...............................           39
        900    * DURAMED PHARMACEUTICALS, INC ............................            6
      4,000      EASTMAN CHEMICAL CO .....................................          191
      9,900      ECOLAB, INC .............................................          387
      1,950      FERRO CORP ..............................................           43
      3,600    * FMC CORP ................................................          206
      5,700    * FOREST LABORATORIES, INC ................................          350
      1,420      FULLER (H.B.) CO ........................................           79
      6,100    * GENZYME CORP (GENERAL DIVISION) .........................          275
        160    * GENZYME CORP (TISSUE REPAIR DIVISION) ...................            0
         91    * GENZYME SURGICAL PRODUCTS ...............................            1
         86    * GENZYME-MOLECULAR ONCOLOGY ..............................            1
      3,600      GEON CO .................................................          117
      3,002    * GILEAD SCIENCES, INC ....................................          162
     18,200    * GRACE W.R. & CO .........................................          253
      3,000      GREAT LAKES CHEMICAL CORP ...............................          115
        200    * GUILFORD PHARMACEUTICALS, INC ...........................            3
      2,750      HANNA (M.A.) CO .........................................           30
      8,200      HERCULES, INC ...........................................          229
      2,800    * HESKA CORP ..............................................            6
      2,500    * HUMAN GENOME SCIENCES, INC ..............................          382
      6,151      ICN PHARMACEUTICALS, INC ................................          156
      4,000    * ICOS CORP ...............................................          117
      2,200    * IDEC PHARMACEUTICALS CORP ...............................          216
      1,300    * IDEXX LABORATORIES, INC .................................           21
      9,100      IMC GLOBAL, INC .........................................          149
        666    * IMC GLOBAL, INC WTS 12/22/00 ............................            0
      1,900    * IMCLONE SYSTEMS, INC ....................................           75
        700    * IMMUNE RESPONSE CORP ....................................            3
      6,000    * IMMUNEX CORP ............................................          657
        400    * INHALE THERAPEUTIC SYSTEMS ..............................           17
      2,100    * INTERNATIONAL SPECIALTY PRODUCTS, INC ...................           19
        200    * INTERNEURON PHARMACEUTICALS, INC ........................            1
      4,300      INTERNATIONAL FLAVORS & FRAGRANCES, INC .................          162
      4,000    * ISIS PHARMACEUTICALS, INC ...............................           25
      9,200    * IVAX CORP ...............................................          237
    107,760      JOHNSON & JOHNSON CO ....................................       10,035
      1,800      JONES PHARMACEUTICAL, INC ...............................           78
        900    * KING PHARMACEUTICALS, INC ...............................           50
      1,800    * KV PHARMACEUTICAL CO (CLASS B) ..........................           39
     11,400      LAUDER (ESTEE) CO (CLASS A) .............................          575
     72,492      LILLY (ELI) & CO ........................................        4,821
      3,700      LILLY INDUSTRIES, INC (CLASS A) .........................           50
      4,500    * LIPOSOME CO, INC ........................................           55

                             See notes to financial statements.               13

SHARES                                                                  VALUE (000)
------                                                                  -----------
 CHEMICALS AND ALLIED PRODUCTS--(Continued)
      5,200      LUBRIZOL CORP ......................................   $      161
      1,300      MACDERMID, INC .....................................           53
      2,400    * MACROCHEM CORP (DELAWARE) ..........................           10
     11,000      MALLINCKRODT, INC ..................................          350
        100    * MATRIX PHARMACEUTICALS, INC ........................            0
        800    * MEDCO RESEARCH, INC ................................           24
      1,750    * MEDICIS PHARMACEUTICAL CORP (CLASS A) ..............           74
      4,300    * MEDIMMUNE, INC .....................................          713
    180,600      MERCK & CO, INC ....................................       12,111
      3,400    * MILLENNIUM PHARMACEUTICALS, INC ....................          415
      1,600      MINERALS TECHNOLOGIES, INC .........................           64
        200      MISSISSIPPI CHEMICAL CORP ..........................            1
     49,000      MONSANTO CO ........................................        1,746
      8,800      MYLAN LABORATORIES, INC ............................          222
        800    * NABI, INC ..........................................            4
      1,900      NATURES SUNSHINE PRODUCTS, INC .....................           15
      1,900    * NBTY, INC ..........................................           22
        200      NCH CORP ...........................................            9
      1,000    * NEOPROBE CORP ......................................            0
      2,000    * NEUROGEN CORP ......................................           33
        275    * OCTEL CORP .........................................            3
      4,100      OMNOVA SOLUTIONS, INC ..............................           32
        525    * ORGANOGENESIS, INC .................................            5
     18,500    * PERRIGO CO .........................................          148
    293,500      PFIZER, INC ........................................        9,520
     35,515      PHARMACIA & UPJOHN, INC ............................        1,598
      1,100    * PHARMACYCLICS, INC .................................           45
     12,700      PPG INDUSTRIES, INC ................................          795
     10,100      PRAXAIR, INC .......................................          508
    102,500      PROCTER & GAMBLE CO ................................       11,230
      1,700    * REGENERON PHARMACEUTICALS, INC .....................           22
      4,000    * REXALL SUNDOWN, INC ................................           41
      7,400      ROHM & HAAS CO .....................................          301
      4,031      RPM, INC ...........................................           41
        400    * SANGSTAT MEDICAL CORP ..............................           12
        800    * SCHEIN PHARMACEUTICAL, INC .........................           10
    112,700      SCHERING-PLOUGH CORP ...............................        4,755
      3,500      SCHULMAN (A.), INC .................................           57
      2,200    * SCOTTS CO (CLASS A) ................................           89
      1,800    * SEPRACOR, INC ......................................          179
      1,400    * SEROLOGICALS CORP ..................................            8
     12,800      SHERWIN-WILLIAMS CO ................................          269
      4,274    * SHIRE PHARMACEUTICALS CORP .........................          124
      5,000    * SICOR, INC .........................................           39
     14,100      SIGMA ALDRICH CORP .................................          424
      1,000      STEPAN CO ..........................................           23
      2,600    * SUPERGEN, INC ......................................           76
      3,200    * TECHNE CORP ........................................          176
      1,400    * THERAGENICS CORP ...................................           13
      1,200    * THERMOLASE CORP ....................................            2
      2,400    * TRANSKARYOTIC THERAPIES, INC .......................           92
      3,400    * TRIANGLE PHARMACEUTICALS, INC ......................           44
      1,400    * TWINLAB CORP .......................................           11
        600    * U.S.A. DETERGENTS, INC .............................            2
      6,000      UNION CARBIDE CORP .................................          401
      3,700      VALSPAR CORP .......................................          155
      1,733    * VENTIV HEALTH, INC .................................           16
      1,000    * VERTEX PHARMACEUTICALS, INC ........................           35
      2,600    * VICAL, INC .........................................           78
     63,118      WARNER-LAMBERT CO ..................................        5,172
      5,300    * WATSON PHARMACEUTICALS, INC ........................          190
        600      WELLMAN, INC .......................................           11
      2,000      WEST PHARMACEUTICAL SERVICES .......................           62
      1,500    * ZILA, INC ..........................................            4
        500    * ZONAGEN, INC .......................................            2
                                                                        ----------
                                                                           112,004
                                                                        ----------

SHARES                                                                 VALUE (000)
------                                                                ------------
 COAL MINING--0.00%
      2,100      ARCH COAL, INC .....................................   $       24
                                                                        ----------
 COMMUNICATIONS--12.02%
      1,700    * ADELPHIA BUSINESS SOLUTIONS, INC ...................           82
      5,000    * ADELPHIA COMMUNICATIONS CORP (CLASS A) .............          328
      2,100    * ADVANCED COMMUNICATIONS GROUP ......................           29
      3,500    * ADVANCED RADIO TELECOM CORP ........................           84
      1,700    * AERIAL COMMUNICATIONS, INC .........................          103
        100      ALCATEL S.A. ADR ...................................            5
      3,600    * ALLEGIANCE TELECOM, INC ............................          332
     19,152      ALLTEL CORP ........................................        1,584
      2,300    * AMERICAN MOBILE SATELLITE CORP .....................           48
     10,436    * AMFM, INC ..........................................          817
        700    * ARCH COMMUNICATIONS GROUP, INC .....................            5
      7,950    * ARCH COMMUNICATIONS GROUP, INC
                 WTS 09/01/03 .......................................            4
      4,522    * ASCENT ENTERTAINMENT GROUP, INC ....................           57
      2,800    * ASSOCIATED GROUP, INC (CLASS A) ....................          256
    241,815      AT & T CORP ........................................       12,272
     82,782    * AT & T CORP-LIBERTY MEDIA GROUP (CLASS A) ..........        4,698
    119,510      BELL ATLANTIC CORP .................................        7,357
    146,900      BELLSOUTH CORP .....................................        6,877
        300    * BHC COMMUNICATIONS, INC (CLASS A) ..................           48
      8,600      BROADWING, INC .....................................          317
      9,000    * CABLEVISION SYSTEMS CORP (CLASS A) .................          680
     58,170    * CBS CORP ...........................................        3,719
     10,275      CENTURYTEL, INC ....................................          487
        149    * CHRIS CRAFT INDUSTRIES, INC ........................           11
        200    * CITADEL COMMUNICATIONS CORP ........................           13
     17,313    * CLEAR CHANNEL COMMUNICATIONS, INC ..................        1,545
      1,400    * CLEAR CHANNEL COMMUNICATIONS, INC
                 WTS 09/18/01 .......................................           22
      2,900    * COM21, INC .........................................           65
     55,278      COMCAST CORP (CLASS A) SPECIAL .....................        2,795
        200    * COMMONWEALTH TELEPHONE ENTERPRISES .................           11
         91      COMSAT CORP SERIES 1 ...............................            2
      4,200    * CONCENTRIC NETWORK CORP ............................          129
      5,000    * COVAD COMMUNICATIONS GROUP .........................          280
      8,417    * COX COMMUNICATIONS, INC (CLASS A) ..................          433
        900    * COX RADIO, INC (CLASS A) ...........................           90
      1,500    * CROWN CASTLE INTERNATIONAL CORP ....................           48
      1,100    * CUMULUS MEDIA, INC .................................           56
      4,000    * E.SPIRE COMMUNICATIONS, INC ........................           23
      1,500    * ELECTRIC LIGHTWAVE, INC (CLASS A) ..................           28
        700    * EMMIS COMMUNICATIONS (CLASS A) .....................           87
      1,100    * ENTERCOM COMMUNICATIONS CORP .......................           73
     11,800    * EXODUS COMMUNICATIONS, INC .........................        1,048
      6,500    * FOX ENTERTAINMENT GROUP, INC .......................          162
         54      GAYLORD ENTERTAINMENT CO ...........................            2
      4,500    * GENERAL COMMUNICATIONS (CLASS A) ...................           20
         50    * GLOBAL CROSSING LTD ................................            3
     11,000    * GLOBAL TELESYSTEMS GROUP, INC ......................          381
     78,200      GTE CORP ...........................................        5,518
      3,800    * HEARST-ARGYLE TELEVISION, INC ......................          101
      3,300    * HIGHWAYMASTER COMMUNICATIONS, INC ..................            7
      2,900    * HISPANIC BROADCASTING CORP .........................          267
      1,600    * IDT CORP ...........................................           30
     19,150    * INFINITY BROADCASTING CORP (CLASS A) ...............          693
      2,600    * INTERMEDIA COMMUNICATIONS, INC .....................          101
      1,600    * INTRAWARE, INC .....................................          128
      3,200    * ITC DELTACOM, INC ..................................           88
      2,500    * JONES INTERCABLE, INC (CLASS A) ....................          173
        700    * LAUNCH MEDIA, INC ..................................           13
      1,450    * LEAP WIRELESS INTERNATIONAL, INC ...................          114
     20,400    * LEVEL 3 COMMUNICATIONS, INC ........................        1,670
      2,800    * LIBERTY DIGITAL, INC (CLASS A) .....................          208
    237,381      LUCENT TECHNOLOGIES, INC ...........................       17,759
    214,813    * MCI WORLDCOM, INC ..................................       11,399

14                            See notes to financial statements.

SHARES                                                                VALUE (000)
--------------                                                        -----------
COMMUNICATIONS--(Continued)
      4,800    * MCLEODUSA, INC (CLASS A) ..........................   $      283
     45,300    * MEDIA ONE GROUP, INC ..............................        3,480
      7,297    * METROMEDIA FIBER NETWORK (CLASS A) ................          350
        100    * MGC COMMUNICATIONS, INC ...........................            5
     14,300    * NEXTEL COMMUNICATIONS, INC (CLASS A) ..............        1,475
      8,600    * NEXTLINK COMMUNICATIONS, INC ......................          714
      1,000      NORTH PITTSBURGH SYSTEMS, INC .....................           15
        900    * NORTHEAST OPTIC NETWORK, INC ......................           56
        300    * NORTHPOINT COMMUNICATIONS GROUP, INC ..............            7
      8,750    * NTL, INC ..........................................        1,092
      1,900    * OMNIPOINT CORP ....................................          229
        190    * PAC WEST TELECOMM, INC ............................            5
        200    * PACIFIC GATEWAY EXCHANGE, INC .....................            3
     58,300    * PAGING NETWORK, INC ...............................           47
      4,869    * PANAMSAT CORP .....................................          289
      2,700    * PAXSON COMMUNICATIONS CORP ........................           32
      1,300    * PEGASUS COMMUNICATIONS CORP .......................          127
      3,700    * POWERTEL, INC .....................................          371
      4,200    * PREMIERE TECHNOLOGIES, INC ........................           29
      8,200    * PRIMUS TELECOMMUNICATIONS GROUP, INC ..............          314
     12,946    * QWEST COMMUNICATIONS INTERNATIONAL , INC ..........          557
        400    * RADIO ONE, INC ....................................           37
      6,400    * RCN CORP ..........................................          310
      5,600    * RHYTHMS NETCONNECTIONS, INC .......................          174
    266,266      SBC COMMUNICATIONS, INC ...........................       12,980
      1,800    * SIRIUS SATELLITE RADIO, INC .......................           80
      2,400    * SMARTALK TELESERVICES, INC ........................            0
     51,600      SPRINT CORP (FON GROUP) ...........................        3,473
     17,950    * SPRINT CORP (PCS GROUP) ...........................        1,840
        700    * STAR TELECOMMUNICATIONS, INC ......................            6
      4,800    * TALK.COM, INC .....................................           85
         70    * TALK.COM, INC RTS .................................            0
      9,880    * TCI SATELLITE ENTERTAINMENT (CLASS A) .............          158
      2,707      TELEPHONE & DATA SYSTEMS, INC .....................          341
      1,200    * TELIGENT, INC .....................................           74
      3,100    * TIME WARNER TELECOM, INC ..........................          155
      1,000    * TV GUIDE, INC .....................................           43
        600    * U.S. LEC CORP (CLASS A) ...........................           19
     42,411      U.S. WEST, INC ....................................        3,054
      5,750    * U.S.A. NETWORKS, INC ..............................          318
      7,800    * UNITEDGLOBALCOM, INC (CLASS A) ....................          551
      5,500    * UNIVISION COMMUNICATIONS, INC .....................          562
        600  x * USN COMMUNICATIONS, INC ...........................            0
      7,400    * VIACOM, INC (CLASS A) .............................          447
     36,100    * VIACOM, INC (CLASS B) .............................        2,182
        900    * VIATEL, INC .......................................           48
      6,900    * VOICESTREAM WIRELESS CORP .........................          982
      3,200    * WAVO CORP .........................................           12
      6,100    * WESTERN WIRELESS CORP (CLASS A) ...................          407
      6,200    * WINSTAR COMMUNICATIONS, INC .......................          467
        700    * YOUNG BROADCASTING, INC (CLASS A) .................           36
                                                                       ----------
                                                                          124,106
                                                                       ----------
 DEPOSITORY INSTITUTIONS--6.06%
      4,700      AMCORE FINANCIAL, INC ................................          113
     32,554      AMSOUTH BANCORP ......................................          629
      9,140      ASSOCIATED BANC-CORP .................................          313
      4,645      ASTORIA FINANCIAL CORP ...............................          141
        600      BANCFIRST CORP .......................................           20
        900      BANCFIRST OHIO CORP ..................................           21
      7,500      BANCORPSOUTH, INC ....................................          122
      8,400      BANCWEST CORP ........................................          164
    136,095      BANK OF AMERICA CORP .................................        6,830
     55,600      BANK OF NEW YORK CO, INC .............................        2,224
     95,533      BANK ONE CORP ........................................        3,063
      2,800      BANK UNITED CORP (CLASS A) ...........................           76


SHARES                                                                   VALUE (000)
------                                                                   -----------
        120      BANKATLANTIC BANCORP, INC (CLASS A) ..................   $        0
        800      BANKATLANTIC BANCORP, INC (CLASS B) ..................            4
      2,800      BANKNORTH GROUP, INC .................................           75
        100    * BANKUNITED FINANCIAL CORP (CLASS A) ..................            1
      3,300      BAY VIEW CAPITAL CORP ................................           47
     17,922      BB&T CORP ............................................          491
      2,090      BRENTON BANKS, INC ...................................           21
        900      BROOKLINE BANCORP, INC ...............................            9
      1,000      BSB BANCORP, INC .....................................           19
      1,050      BT FINANCIAL CORP ....................................           23
        800      CATHAY BANCORP, INC ..................................           33
      5,900      CCB FINANCIAL CORP ...................................          257
        462    * CENTENNIAL BANCORP ...................................            5
      1,100      CENTURA BANKS, INC ...................................           49
     19,102      CHARTER ONE FINANCIAL, INC ...........................          365
     66,140      CHASE MANHATTAN CORP .................................        5,138
        500      CHEMICAL FINANCIAL CORP ..............................           16
      2,400      CHITTENDEN CORP ......................................           71
      2,521      CITIZENS BANKING CORP (MICHIGAN) .....................           56
         88      CITY HOLDINGS CO .....................................            1
      5,700      CITY NATIONAL CORP ...................................          188
      6,000      COLONIAL BANCGROUP, INC ..............................           62
     13,500      COMERICA, INC ........................................          630
      6,339      COMMERCE BANCSHARES, INC .............................          215
         50      COMMERCIAL FEDERAL CORP ..............................            1
      6,800      COMMUNITY FIRST BANKSHARES, INC ......................          107
      1,540      COMMUNITY TRUST BANCORP, INC .........................           31
      8,550      COMPASS BANCSHARES, INC ..............................          191
     14,043    * CONCORD EFS, INC .....................................          362
        400      CORUS BANKSHARES, INC ................................           10
      8,800      CULLEN FROST BANKERS, INC ............................          227
     10,200      DIME BANCORP, INC ....................................          154
      2,000      DIME COMMUNITY BANCORP, INC ..........................           37
        330      DOWNEY FINANCIAL CORP ................................            7
        600      FARMERS CAPITAL BANK CORP ............................           18
     17,314      FIFTH THIRD BANCORP ..................................        1,270
        300      FIRST BANCORP (PUERTO RICO) ..........................            6
        100      FIRST CITIZENS BANCSHARES, INC (CLASS A) .............            7
        500      FIRST COMMERCE BANCSHARES, INC .......................           10
        111      FIRST FINANCIAL BANCORP ..............................            2
      1,500      FIRST INDIANA CORP ...................................           33
     12,300      FIRST SECURITY CORP ..................................          314
        400      FIRST SENTINEL BANCORP, INC ..........................            3
      6,500      FIRST TENNESSEE NATIONAL CORP ........................          185
     76,696      FIRST UNION CORP .....................................        2,517
      3,300      FIRST VIRGINIA BANKS, INC ............................          142
      1,500      FIRST WASHINGTON BANCORP, INC ........................           22
     66,329      FIRSTAR CORP .........................................        1,401
      1,200    * FIRSTFED FINANCIAL CORP ..............................           17
      2,500      FIRSTMERIT CORP ......................................           58
     72,889      FLEETBOSTON FINANCIAL CORP ...........................        2,537
      1,600      FRONTIER FINANCIAL CORP ..............................           32
      9,099      FULTON FINANCIAL CORP ................................          164
        800      GBC BANCORP ..........................................           15
        500      GOLD BANC CORP, INC ..................................            5
     12,100    * GOLDEN STATE BANCORP, INC ............................          209
      3,400    * GOLDEN STATE BANCORP, INC WTS 12/31/00 ...............            3
     18,900      GOLDEN WEST FINANCIAL CORP ...........................          633
      1,500      GRAND PREMIER FINANCIAL, INC .........................           22
        200      GREATER BAY BANCORP ..................................            9
      7,300      GREENPOINT FINANCIAL CORP ............................          174
      1,200    * HAMILTON BANCORP, INC ................................           21
      1,000      HANCOCK HOLDINGS CO ..................................           39
      1,200      HARRIS FINANCIAL, INC ................................            9
     12,816      HIBERNIA CORP (CLASS A) ..............................          136
      6,594      HUDSON UNITED BANCORP ................................          169

                       See notes to financial statements.                     15

SHARES                                                                VALUE (000)
------                                                                -----------
 DEPOSITORY INSTITUTIONS--(Continued)
     16,423      HUNTINGTON BANCSHARES, INC ........................   $      392
      4,340    * IMPERIAL BANCORP ..................................          105
      8,900      INDEPENDENCE COMMUNITY BANK CORP ..................          111
      1,813      INDEPENDENT BANK CORP .............................           23
        200      INTERNATIONAL BANCSHARES CORP .....................            9
        250      INTERWEST BANCORP, INC ............................            5
        500      IRWIN FINANCIAL CORP ..............................            9
      1,200      JSB FINANCIAL, INC ................................           62
     33,160      KEYCORP ...........................................          734
      1,250      KEYSTONE FINANCIAL, INC ...........................           26
      1,000    * LOCAL FINANCIAL CORP ..............................           10
        690      M & T BANK CORP ...................................          286
         75      MAF BANCORP, INC ..................................            2
      6,759      MARSHALL & ILSLEY CORP ............................          425
     60,755      MBNA CORP .........................................        1,656
     34,200      MELLON FINANCIAL CORP .............................        1,165
      1,955      MERCANTILE BANKSHARES CORP ........................           62
        600      MERCHANTS NEW YORK BANCORP, INC ...................           10
      1,000      MIDWEST BANC HOLDING, INC .........................           14
     13,900      MORGAN (J.P.) & CO, INC ...........................        1,760
      2,200      NATIONAL BANCORP OF ALASKA, INC ...................           62
     48,519      NATIONAL CITY CORP ................................        1,149
      1,500      NATIONAL COMMERCE BANCORP .........................           34
      1,100    * NATIONAL PROCESSING, INC ..........................           10
     14,448      NORTH FORK BANCORP, INC ...........................          253
      9,800      NORTHERN TRUST CORP ...............................          519
      2,100      OCEANFIRST FINANCIAL CORP .........................           36
      5,450      OLD KENT FINANCIAL CORP ...........................          193
      2,216      OLD NATIONAL BANCORP ..............................           72
        193      ONE VALLEY BANCORP, INC ...........................            6
      1,100      PACIFIC CAPITAL BANCORP ...........................           34
     11,700      PACIFIC CENTURY FINANCIAL CORP ....................          219
        945      PARK NATIONAL CORP ................................           91
      1,968      PEOPLES HERITAGE FINANCIAL GROUP, INC .............           30
      2,700      PFF BANCORP, INC ..................................           52
     27,550      PNC BANK CORP .....................................        1,226
     15,206      POPULAR, INC ......................................          425
        200      PRIME BANCSHARES, INC .............................            5
        400      PROVIDENT BANKSHARES CORP .........................            7
      3,500      PROVIDENT FINANCIAL GROUP .........................          126
     14,200      PROVIDIAN FINANCIAL CORP ..........................        1,293
         50      QUEENS COUNTY BANCORP, INC ........................            1
     15,459      REGIONS FINANCIAL CORP ............................          388
        400      RELIANCE BANCORP, INC .............................           14
      5,722      REPUBLIC BANCORP, INC .............................           69
      9,100      REPUBLIC NEW YORK CORP ............................          655
        900      REPUBLIC SECURITY FINANCIAL CORP ..................            6
        200      RICHMOND COUNTY FINANCIAL CORP ....................            4
      1,500      RIGGS NATIONAL CORP ...............................           20
      5,600      ROSLYN BANCORP, INC ...............................          104
        100      S & T BANCORP, INC ................................            2
        900    * S1 CORP ...........................................           70
        800      SANDY SPRING BANCORP, INC .........................           22
      3,200    * SILICON VALLEY BANCSHARES .........................          158
        100      SIMMONS FIRST NATIONAL CORP (CLASS A) .............            3
      9,452      SKY FINANCIAL GROUP, INC ..........................          190
     12,750      SOUTHTRUST CORP ...................................          482
      8,060      SOVEREIGN BANCORP, INC ............................           60
     10,800      STATE STREET CORP .................................          789
      3,300      STATEN ISLAND BANCORP, INC ........................           59
        100      STERLING BANCSHARES, INC ..........................            1
        625      STERLING FINANCIAL CORP ...........................           19
     15,667      SUMMIT BANCORP ....................................          480
     22,962      SUNTRUST BANKS, INC ...............................        1,580
      6,350      SUSQUEHANNA BANCSHARES, INC .......................          101

SHARES                                                                 VALUE (000)
-------                                                                -----------
     12,800      SYNOVUS FINANCIAL CORP ............................   $      254
     15,100      TCF FINANCIAL CORP ................................          376
      1,700    * TELEBANC FINANCIAL CORP ...........................           44
      2,500      TEXAS REGIONAL BANCSHARES, INC (CLASS A) ..........           73
      2,400      TRUST CO OF NEW JERSEY ............................           55
      7,600      TRUSTMARK CORP ....................................          164
     53,836      U.S. BANCORP ......................................        1,282
      2,500      U.S. TRUST CORP ...................................          200
      2,750      UMB FINANCIAL CORP ................................          104
     14,750      UNION PLANTERS CORP ...............................          582
      9,751      UNIONBANCAL CORP ..................................          385
      1,600      UST CORP ..........................................           51
      6,922      VALLEY NATIONAL BANCORP ...........................          194
        900      W HOLDING CO, INC .................................            9
     15,236      WACHOVIA CORP .....................................        1,036
      9,342      WASHINGTON FEDERAL, INC ...........................          185
     47,122      WASHINGTON MUTUAL, INC ............................        1,225
        700      WASHINGTON TRUST BANCORP, INC .....................           12
      5,100      WEBSTER FINANCIAL CORP ............................          120
    124,440      WELLS FARGO CO ....................................        5,032
      2,640      WEST COAST BANCORP (OREGON) .......................           36
      1,100      WESTAMERICA BANCORP ...............................           31
      1,400      WHITNEY HOLDINGS CORP .............................           52
      4,600      ZIONS BANCORP .....................................          272
                                                                       ----------
                                                                           62,560
                                                                       ----------
 EATING AND DRINKING PLACES--0.66%
      1,000    * ADVANTICA RESTAURANT GROUP, INC ...................            2
      4,100      APPLEBEES INTERNATIONAL, INC ......................          121
      7,100      BOB EVANS FARMS, INC ..............................          110
      8,300  x * BOSTON CHICKEN, INC ...............................            1
      6,500    * BRINKER INTERNATIONAL, INC ........................          156
      2,100      CBRL GROUP, INC ...................................           20
      4,350    * CEC ENTERTAINMENT, INC ............................          123
      2,000      CKE RESTAURANTS, INC ..............................           12
     12,400      DARDEN RESTAURANTS, INC ...........................          225
      2,000    * DAVE & BUSTERS, INC ...............................           16
      7,149      HOST MARRIOTT CORP (NEW) ..........................           59
      2,800    * IHOP CORP (NEW) ...................................           47
      5,200    * JACK IN THE BOX, INC ..............................          108
      5,100    * LANDRYS SEAFOOD RESTAURANTS, INC ..................           44
      4,800    * LONE STAR STEAKHOUSE & SALOON, INC ................           43
      3,900      LUBYS, INC ........................................           44
     15,400      MARRIOTT INTERNATIONAL (CLASS A) ..................          486
    102,600      MCDONALD'S CORP ...................................        4,136
        866      MORRISON MANAGEMENT SPECIALISTS, INC ..............           19
      1,400    * O'CHARLEY'S, INC ..................................           18
      3,950    * OUTBACK STEAKHOUSE, INC ...........................          102
        900    * PAPA JOHNS INTERNATIONAL, INC .....................           23
      1,900  x * PLANET HOLLYWOOD, INC (CLASS A) ...................            0
         50    * RAINFOREST CAFE, INC ..............................            0
      5,200      RUBY TUESDAY, INC .................................           95
      6,300    * RYANS FAMILY STEAK HOUSES, INC ....................           54
      3,200    * SONIC CORP ........................................           91
      1,000    * THE CHEESECAKE FACTORY CO .........................           35
     10,940    * TRICON GLOBAL RESTAURANTS, INC ....................          423
      2,920    * U.S. FOODSERVICE, INC .............................           49
      7,100      WENDY'S INTERNATIONAL, INC ........................          146
                                                                       ----------
                                                                            6,808
                                                                       ----------
 EDUCATIONAL SERVICES--0.03%
      2,900    * APOLLO GROUP, INC (CLASS A) .......................           58
        100    * CAREER EDUCATION CORP .............................            4
      5,800    * DEVRY, INC ........................................          108
      3,000    * EDUCATION MANAGEMENT CORP .........................           42
      1,600    * ITT EDUCATIONAL SERVICES, INC .....................           25
        800    * LEARNING TREE INTERNATIONAL, INC ..................           22

16                            See notes to financial statements.

SHARES                                                               VALUE (000)
------                                                               -----------
 EDUCATIONAL SERVICES--(Continued)
     3,550     * SYLVAN LEARNING SYSTEMS, INC .....................   $       46
                                                                      ----------
                                                                             305
                                                                      ----------
 ELECTRIC, GAS, AND SANITARY SERVICES--2.65%
     9,300     * AES CORP .........................................          695
     6,400       AGL RESOURCES, INC ...............................          109
    16,600       ALLEGHENY ENERGY, INC ............................          447
     2,800       ALLIANT ENERGY CORP ..............................           77
    13,200     * ALLIED WASTE INDUSTRIES, INC .....................          116
    13,260       AMEREN CORP ......................................          434
    12,700       AMERICAN ELECTRIC POWER CO, INC ..................          408
       302       AMERICAN WATER WORKS CO, INC .....................            6
     1,065       ATMOS ENERGY CORP ................................           22
     4,100       AVISTA CORP ......................................           63
     3,300       BLACK HILLS CORP .................................           73
       700       CALIFORNIA WATER SERVICE GROUP ...................           21
       900     * CALPINE CORP .....................................           58
    10,300       CAROLINA POWER & LIGHT CO ........................          314
       500       CASCADE NATURAL GAS CORP .........................            8
     1,100     * CASELLA WASTE SYSTEMS, INC (CLASS A) .............           21
    23,200       CENTRAL & SOUTH WEST CORP ........................          464
     1,300       CH ENERGY GROUP, INC .............................           43
    16,800       CINERGY CORP .....................................          405
     8,680     * CITIZENS UTILITIES CO (CLASS B) ..................          123
     1,600       CLECO CORP .......................................           51
     2,043       CMP GROUP, INC ...................................           56
     5,300       CMS ENERGY CORP ..................................          165
    17,000       COASTAL CORP .....................................          602
     7,800       COLUMBIA ENERGY GROUP ............................          493
    15,425       CONECTIV, INC ....................................          259
       537       CONECTIV, INC (CLASS A) ..........................           16
       500       CONNECTICUT ENERGY CORP ..........................           19
    13,900       CONSOLIDATED EDISON CO OF NEW YORK, INC ..........          480
     9,200       CONSOLIDATED NATURAL GAS CO ......................          597
    19,600       CONSTELLATION ENERGY GROUP .......................          568
    13,100       DOMINION RESOURCES, INC ..........................          514
     3,500       DPL, INC .........................................           61
       300       DQE, INC .........................................           10
    17,200       DTE ENERGY CO ....................................          540
    24,633       DUKE ENERGY CORP .................................        1,235
     1,600       EASTERN ENTERPRISES CO ...........................           92
    31,300       EDISON INTERNATIONAL CO ..........................          820
    14,102       EL PASO ENERGY CORP ..............................          547
     4,400       ENERGEN CORP .....................................           79
     5,400       ENERGY EAST CORP .................................          112
    12,300       ENTERGY CORP .....................................          317
     5,700       EQUITABLE RESOURCES, INC .........................          190
    21,602       FIRSTENERGY CORP .................................          490
    10,300       FLORIDA PROGRESS CORP ............................          436
    15,000       FPL GROUP, INC ...................................          642
    15,800       GPU, INC .........................................          473
     1,600       HAWAIIAN ELECTRIC INDUSTRIES, INC ................           46
     4,600       IDACORP, INC .....................................          123
       200       ILLINOVA CORP ....................................            7
     5,133       INDIANA ENERGY, INC ..............................           91
    10,500       KANSAS CITY POWER & LIGHT CO .....................          232
     4,900       KEYSPAN CORP .....................................          114
     3,000       LACLEDE GAS CO ...................................           65
    18,100       LOUISVILLE GAS & ELECTRIC ENERGY CORP ............          316
     6,000       MCN ENERGY GROUP, INC ............................          143
     5,900       MDU RESOURCES GROUP, INC .........................          118
     2,500     * MIDAMERICAN ENERGY HOLDINGS CO ...................           84
     6,100   x * MOLTEN METAL TECHNOLOGY, INC .....................            0
     1,000       MONTANA POWER CO .................................           36
     7,000       NATIONAL FUEL GAS CO .............................          326
    11,985       NEW CENTURY ENERGIES, INC ........................          364

SHARES                                                                VALUE (000)
------                                                                -----------
       400       NEW JERSEY RESOURCES CORP ........................   $       16
     2,600     * NEWPARK RESOURCES, INC ...........................           16
     8,400     * NIAGARA MOHAWK HOLDINGS, INC .....................          117
     8,200       NICOR, INC .......................................          267
     2,400       NISOURCE, INC ....................................           43
     3,200       NORTHEAST UTILITIES CO ...........................           66
    18,500       NORTHERN STATES POWER CO .........................          361
       150       NORTHWEST NATURAL GAS CO .........................            3
     2,900       NORTHWESTERN CORP ................................           64
     1,772       NSTAR ............................................           72
     2,200       NUI CORP .........................................           58
    13,700       OGE ENERGY CORP ..................................          260
     1,980       ONEOK, INC .......................................           50
       500       OTTER TAIL POWER CO ..............................           19
    20,300       PECO ENERGY CO ...................................          705
     5,500       PEOPLES ENERGY CORP ..............................          184
    27,429       PG&E CORP ........................................          562
       101       PIEDMONT NATURAL GAS CO, INC .....................            3
     6,300       PINNACLE WEST CAPITAL CORP .......................          193
       600       POTOMAC ELECTRIC POWER CO ........................           14
    17,394       PP&L RESOURCES, INC ..............................          398
     3,200       PUBLIC SERVICE CO OF NEW MEXICO ..................           52
    18,900       PUBLIC SERVICE ENTERPRISE GROUP, INC .............          658
    10,178       PUGET SOUND ENERGY, INC ..........................          197
    15,200       QUESTAR CORP .....................................          228
    28,603       RELIANT ENERGY, INC ..............................          654
     1,500     * REPUBLIC SERVICES, INC (CLASS A) .................           22
     6,300       RGS ENERGY GROUP, INC ............................          130
     7,600       SCANA CORP .......................................          204
     4,118       SCOTTISH POWER PLC ADR ...........................          115
    29,818       SEMPRA ENERGY ....................................          518
     1,300       SOUTH JERSEY INDUSTRIES, INC .....................           37
    44,700       SOUTHERN CO ......................................        1,050
       700       SOUTHWESTERN ENERGY CO ...........................            5
     1,200     * STERICYCLE, INC ..................................           23
    16,400       TECO ENERGY, INC .................................          304
    27,367       TEXAS UTILITIES CO ...............................          973
     1,500       TNP ENTERPRISES, INC .............................           62
       700     * U.S. LIQUIDS, INC ................................            6
     5,637       UGI CORP .........................................          115
    11,700       UNICOM CORP ......................................          392
     1,200     * UNISOURCE ENERGY CORP HOLDINGS CO ................           13
       800       UNITED ILLUMINATING CO ...........................           41
    12,674       UTILICORP UNITED, INC ............................          246
     3,800       WASHINGTON GAS LIGHT CO ..........................          105
    52,634       WASTE MANAGEMENT, INC ............................          905
     2,800       WESTERN GAS RESOURCES, INC .......................           37
     4,300       WESTERN RESOURCES, INC ...........................           73
       800       WICOR, INC .......................................           23
    27,329       WILLIAMS COS, INC ................................          835
     2,800       WISCONSIN ENERGY CORP ............................           54
       300       WPS RESOURCES CORP ...............................            8
       100       YANKEE ENERGY SYSTEMS, INC .......................            4
                                                                      ----------
                                                                          27,396
                                                                      ----------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--11.53%
     1,000     * AAVID THERMAL TECHNOLOGIES, INC ..................           25
       900     * ACTEL CORP .......................................           22
       800     * ADAPTIVE BROADBAND CORP ..........................           59
    10,900     * ADC TELECOMMUNICATIONS, INC ......................          791
     1,400     * ADTRAN, INC ......................................           72
     1,100     * ADVANCED ENERGY INDUSTRIES, INC ..................           54
     4,000     * ADVANCED FIBRE COMMUNICATIONS ....................          179
       200     * ADVANCED LIGHTING TECHNOLOGIES, INC ..............            1
     8,600     * ADVANCED MICRO DEVICES, INC ......................          249
     1,100     * AEROFLEX, INC ....................................           11
     3,500     * ALLIANCE SEMICONDUCTOR CORP ......................           58

                       See notes to financial statements.                     17

SHARES                                                               VALUE (000)
------                                                               ----------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--(Continued)
      1,300    * ALPHA INDUSTRIES, INC ...........................   $       75
     14,100    * ALTERA CORP .....................................          699
     10,600    * AMERICAN POWER CONVERSION CORP ..................          280
      2,000    * AMERICAN SUPERCONDUCTOR CORP ....................           56
      7,400    * AMERICAN TOWER SYSTEMS (CLASS A) ................          226
        100    * AMERICAN XTAL TECHNOLOGY, INC ...................            2
      5,500      AMETEK, INC .....................................          105
     18,100    * AMKOR TECHNOLOGY, INC ...........................          511
        800    * AMPHENOL CORP (CLASS A) .........................           53
      2,300    * ANADIGICS, INC ..................................          109
     13,200    * ANALOG DEVICES, INC .............................        1,228
      1,800    * ANCOR COMMUNICATIONS, INC .......................          122
      9,375    * ANDREW CORP .....................................          178
      1,500    * ANTEC CORP ......................................           55
        800    * APPLIED MAGNETICS CORP ..........................            0
      2,600    * APPLIED MICRO CIRCUITS CORP .....................          331
      4,000    * ARTESYN TECHNOLOGIES, INC .......................           84
      3,900    * ASPECT COMMUNICATIONS CORP ......................          153
     12,800    * ATMEL CORP ......................................          378
        300      AVX CORP ........................................           15
      9,100      BMC INDUSTRIES, INC .............................           44
      3,500    * BROADCOM CORP (CLASS A) .........................          953
        900    * BROOKTROUT, INC .................................           17
      2,025    * BURR BROWN CORP .................................           73
      1,100      C&D TECHNOLOGIES, INC ...........................           47
      1,000    * C-COR.NET CORP ..................................           77
        100    * CARRIER ACCESS CORP .............................            7
        700    * CATAPULT COMMUNICATIONS CORP ....................            7
      7,000    * CELLNET DATA SYSTEMS, INC .......................            8
      9,400    * CIENA CORP ......................................          541
      5,000    * COMMSCOPE, INC ..................................          202
      4,712    * COMVERSE TECHNOLOGY, INC ........................          682
     12,000    * CONEXANT SYSTEMS, INC ...........................          797
      4,800      COOPER INDUSTRIES, INC ..........................          194
      3,600    * COPPER MOUNTAIN NETWORKS, INC ...................          176
        800    * CREE RESEARCH, INC ..............................           68
      4,300      CTS CORP ........................................          324
      7,300    * CYPRESS SEMICONDUCTOR CORP ......................          236
      2,500      DALLAS SEMICONDUCTOR CORP .......................          161
      3,500    * DII GROUP, INC ..................................          248
      1,900    * E-TEK DYNAMICS, INC .............................          256
      5,500    * ECHOSTAR COMMUNICATIONS CORP (CLASS A) ..........          536
        800    * EMCORE CORP .....................................           27
     31,500      EMERSON ELECTRIC CO .............................        1,807
      4,100    * ESS TECHNOLOGY, INC .............................           91
        300    * EXAR CORP .......................................           18
      2,600    * EXECUTONE INFORMATION SYSTEMS, INC ..............           14
        400      EXIDE CORP ......................................            3
        600    * GENERAL DATACOMM INDUSTRIES, INC ................            4
    253,702      GENERAL ELECTRIC CO .............................       39,260
      9,800    * GENERAL INSTRUMENT CORP .........................          833
         25    * GENERAL SEMICONDUCTOR, INC ......................            0
     17,200  x * GEOTEK COMMUNICATIONS, INC ......................            0
      4,925    * GLENAYRE TECHNOLOGIES, INC ......................           56
      1,400    * GLOBIX CORP .....................................           84
      1,000    * HADCO CORP ......................................           51
      2,535      HARMAN INTERNATIONAL INDUSTRIES, INC ............          142
      1,400    * HARMONIC LIGHTWAVES, INC ........................          133
      4,600      HARRIS CORP .....................................          123
      1,000      HELIX TECHNOLOGY CORP ...........................           45
      1,300    * HI / FN, INC ....................................           50
      1,000    * HMT TECHNOLOGY CORP .............................            4
      3,100      HUBBELL, INC (CLASS B) ..........................           84
      1,000    * INET TECHNOLOGIES, INC ..........................           70
        700      INNOVEX, INC ....................................            7

SHARES                                                              VALUE (000)
------                                                              -----------
     11,600    * INTEGRATED DEVICE TECHNOLOGY, INC ...............   $      336
    257,798      INTEL CORP ......................................       21,220
      2,800      INTER-TEL, INC ..................................           70
      1,800    * INTERNATIONAL RECTIFIER CORP ....................           47
      4,700    * INTERVOICE-BRITE, INC ...........................          109
        100    * IPC COMMUNICATIONS, INC .........................            7
        600    * ITI TECHNOLOGIES, INC ...........................           18
        500    * ITRON, INC ......................................            3
      3,200    * JABIL CIRCUIT, INC ..............................          234
     16,600    * JDS UNIPHASE CORP ...............................        2,678
      1,500    * KEMET CORP ......................................           68
      9,600    * KOMAG, INC ......................................           30
      1,600    * L-3 COMMUNICATIONS HOLDINGS, INC ................           67
      2,800    * LASERSIGHT, INC .................................           28
      4,200    * LATTICE SEMICONDUCTOR CORP ......................          198
     10,800      LINEAR TECHNOLOGY CO ............................          773
      8,100    * LITTLEFUSE, INC .................................          197
        300    * LO-JACK CORP ....................................            2
        400      LSI INDUSTRIES, INC .............................            9
     11,000    * LSI LOGIC CORP ..................................          743
        300    * MAKER COMMUNICATIONS, INC .......................           13
     19,400    * MAXIM INTEGRATED PRODUCTS .......................          915
      5,400      MAYTAG CO .......................................          259
      2,900    * MEMC ELECTRONIC MATERIALS, INC ..................           36
      2,100      METHODE ELECTRONICS, INC (CLASS A) ..............           67
      1,700    * METRICOM, INC ...................................          134
      1,600    * MICREL, INC .....................................           91
      5,225    * MICROCHIP TECHNOLOGY, INC .......................          358
     17,200    * MICRON TECHNOLOGY, INC ..........................        1,337
      2,800    * MMC NETWORKS, INC ...............................           96
      4,237      MOLEX, INC ......................................          240
        800    * MOOG, INC (CLASS A) .............................           22
     48,300      MOTOROLA, INC ...................................        7,112
     11,900    * NATIONAL SEMICONDUCTOR CORP .....................          509
      6,600      NATIONAL SERVICE INDUSTRIES, INC ................          195
      1,500    * NEOMAGIC CORP ...................................           16
      2,400    * NVIDIA CORP .....................................          113
        900    * OAK INDUSTRIES, INC .............................           96
      1,500      PARK ELECTROCHEMICAL CORP .......................           40
        500    * PARKERVISION, INC ...............................           15
        900    * PHOTRONICS, INC .................................           26
      1,600    * PICTURETEL CORP .................................            7
      3,200      PITTWAY CORP (CLASS A) ..........................          143
      4,900    * PLANTRONICS, INC ................................          351
      1,800    * PLEXUS CORP .....................................           79
      5,000    * PMC-SIERRA, INC .................................          802
      3,000    * POLYCOM, INC ....................................          191
        200    * POWER-ONE, INC ..................................            9
      1,700    * POWERWAVE TECHNOLOGIES, INC .....................           99
      1,900    * QLOGIC CORP .....................................          304
     43,600    * QUALCOMM, INC ...................................        7,679
        800    * RAMBUS, INC .....................................           54
      1,900    * RAYOVAC CORP ....................................           36
      7,100    * READ RITE CORP ..................................           34
        600    * RECOTON CORP ....................................            5
      3,000    * RF MICRO DEVICES, INC ...........................          205
      7,900    * S3, INC .........................................           91
      1,350    * SALTON, INC .....................................           45
      3,700    * SANMINA CORP ....................................          370
      3,000    * SAWTEK, INC .....................................          200
      6,500    * SCI SYSTEMS, INC ................................          534
      6,300      SCIENTIFIC-ATLANTA, INC .........................          350
      2,900    * SCM MICROSYSTEMS, INC ...........................          185
      2,400    * SDL, INC ........................................          523
      4,000    * SEMTECH CORP ....................................          209
      3,100    * SENSORMATIC ELECTRONICS CORP ....................           54

18                            See notes to financial statements.

SHARES                                                                     VALUE (000)
------                                                                     -----------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--(Continued)
        400    * SILICONIX, INC .........................................   $       53
      2,250    * SLI, INC ...............................................           31
     16,518    * SOLECTRON CORP .........................................        1,571
      2,600      STEWART & STEVENSON SERVICES, INC ......................           31
     15,400    * SUNBEAM CORP ...........................................           64
      1,600      TECHNITROL, INC ........................................           71
     28,400    * TELLABS, INC ...........................................        1,823
      2,700    * TERAYON COMMUNCIATION SYSTEMS, INC .....................          170
     61,408      TEXAS INSTRUMENTS, INC .................................        5,949
      7,799      THOMAS & BETTS CORP ....................................          249
        500      THOMAS INDUSTRIES, INC .................................           10
      3,400    * TITAN CORP .............................................          160
      1,400    * TRANSWITCH CORP ........................................          102
      1,600    * TRIQUINT SEMICONDUCTOR, INC ............................          178
      1,200    * TUT SYSTEMS, INC .......................................           64
      7,000    * UCAR INTERNATIONAL, INC ................................          125
        800    * VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES,
                  INC ...................................................           27
      1,700    * VICOR CORP .............................................           69
      7,000    * VISHAY INTERTECHNOLOGY, INC ............................          221
     12,400    * VITESSE SEMICONDUCTOR CORP .............................          650
        380    * WATER PIK TECHNOLOGIES, INC ............................            4
      9,700    * WEBLINK WIRELESS, INC ..................................          150
      2,300    * WESTELL TECHNOLOGIES, INC (CLASS A) ....................           25
      4,900      WHIRLPOOL CORP .........................................          319
        500      WOODWARD GOVERNOR CO ...................................           14
      3,400    * WORLD ACCESS, INC ......................................           65
     20,600    * XILINX, INC ............................................          937
      1,300      ZENITH ELECTRONICS CORP ................................            0
        700    * ZIXIT CORP .............................................           28
      1,800    * ZOMAX, INC .............................................           81
                                                                            ----------
                                                                               119,068
                                                                            ----------
 ENGINEERING AND MANAGEMENT SERVICES--0.19%
        700    * AHL SERVICES, INC ......................................           15
      4,200    * CATALYTICA, INC ........................................           57
        700    * CHARLES RIVER ASSOCIATES ...............................           23
      1,300    * CIRCLE.COM .............................................           16
      5,500    * COVANCE, INC ...........................................           59
        100    * DATA TRANSMISSION NETWORK CORP .........................            2
      1,500    * DIAMOND TECHNOLOGY PARTNERS, INC (CLASS A) .............          129
     10,600      DUN & BRADSTREET CORP ..................................          313
      1,800    * F.Y.I., INC ............................................           61
      2,700    * FIRST CONSULTING GROUP, INC ............................           42
      2,600    * FLYCAST COMMUNICATIONS CORP ............................          338
      3,303      GARTNER GROUP, INC (CLASS A) ...........................           50
        450    * INSPIRE INSURANCE SOLUTIONS, INC .......................            2
        400    * IT GROUP, INC ..........................................            4
        200    * JACOBS ENGINEERING GROUP, INC ..........................            7
        800    * KENDLE INTERNATIONAL, INC ..............................            8
        500    * LASON, INC .............................................            6
      1,300    * MARKETING SERVICES GROUP ...............................           22
      1,400    * MAXIMUS, INC ...........................................           48
        200    * META GROUP, INC ........................................            4
      2,500    * NAVIGANT CONSULTING CO .................................           27
     17,000  x * NEUROMEDICAL SYSTEMS, INC ..............................            1
      2,900    * NFO WORLDWIDE, INC .....................................           65
        300    * PHARMACEUTICAL PRODUCT DEVELOPMENT .....................            4
        200    * PROBUSINESS SERVICES, INC ..............................            7
      1,650    * PROFIT RECOVERY GROUP INTERNATIONAL ....................           44
      6,697    * QUINTILES TRANSNATIONAL CORP ...........................          125
     15,600      SERVICEMASTER CO .......................................          192
      2,700    * STAFF LEASING, INC .....................................           26
        400      STONE & WEBSTER, INC ...................................            7
      1,000    * SUPERIOR CONSULTANT HOLDINGS CORP ......................           14
      1,300      TEJON RANCH CO .........................................           31

SHARES                                                                     VALUE (000)
------                                                                      ----------
      1,086    * TELEDYNE TECHNOLOGIES, INC ................................   $       10
      3,093    * TETRA TECH, INC ...........................................           48
      2,000    * URS CORP ..................................................           43
      2,100    * WHITTMAN HART, INC ........................................          113
        100    * XCEED, INC ................................................            4
                                                                               ----------
                                                                                    1,967
                                                                               ----------
 FABRICATED METAL PRODUCTS--0.59%
        100    * ALLIANT TECHSYSTEMS, INC ..................................            6
        300    * ALLTRISTA CORP ............................................            7
      1,320      BALL CORP .................................................           52
      1,800      BUTLER MANUFACTURING CO ...................................           40
      2,400      CHART INDUSTRIES, INC .....................................           10
      5,900      CRANE CO ..................................................          117
     11,700      CROWN CORK & SEAL CO, INC .................................          262
     81,478      GILLETTE CO ...............................................        3,356
        800    * GULF ISLAND FABRICATION, INC ..............................            8
      4,000      HARSCO CORP ...............................................          127
      2,200      MARK IV INDUSTRIES, INC ...................................           39
     26,000      MASCO CORP ................................................          660
      1,900    * METALS U.S.A., INC ........................................           16
        600    * NCI BUILDING SYSTEMS, INC .................................           11
        300    * NORTEK, INC ...............................................            8
      7,300      PARKER-HANNIFIN CORP ......................................          375
      1,000      PRIMEX TECHNOLOGIES, INC ..................................           21
      9,800      ROCKWELL INTERNATIONAL CORP ...............................          469
      2,400    * ROHN INDUSTRIES, INC ......................................            7
        600    * SIMPSON MANUFACTURING CO, INC .............................           26
      7,400      SNAP-ON, INC ..............................................          197
      1,300    * SPS TECHNOLOGIES, INC .....................................           42
      3,600      STANLEY WORKS CO ..........................................          108
      5,100    * TOWER AUTOMOTIVE, INC .....................................           79
                                                                               ----------
                                                                                    6,043
                                                                               ----------
 FOOD AND KINDRED PRODUCTS--2.92%
      1,800    * AGRIBRANDS INTERNATIONAL, INC .............................           83
      2,100    * AMERICAN ITALIAN PASTA CO (CLASS A) .......................           65
     34,200      ANHEUSER-BUSCH COS, INC ...................................        2,424
     31,672      ARCHER DANIELS MIDLAND CO .................................          386
      2,200    * BERINGER WINE ESTATES HOLDINGS, INC (CLASS B) .............           88
     24,000      BESTFOODS, INC ............................................        1,262
      2,700      BROWN FORMAN, INC (CLASS B) ...............................          155
     20,600      CAMPBELL SOUP CO ..........................................          797
      1,500    * CANANDAIGUA BRANDS, INC (CLASS A) .........................           77
      5,500      CHIQUITA BRANDS INTERNATIONAL, INC ........................           26
    177,800      COCA COLA CO ..............................................       10,357
     18,500      COCA COLA ENTERPRISES, INC ................................          372
     41,600      CONAGRA, INC ..............................................          939
      1,500      COORS (ADOLPH) CO (CLASS B) ...............................           79
      6,775      CORN PRODUCTS INTERNATIONAL, INC ..........................          222
      4,300      DEAN FOODS CO .............................................          171
      2,000    * DEL MONTE FOODS CO ........................................           25
      6,000      DOLE FOOD, INC ............................................           98
        100      DREYERS GRAND ICE CREAM, INC ..............................            2
      6,416      EARTHGRAINS CO ............................................          103
        100      FARMER BROTHERS CO ........................................           16
     12,550      FLOWERS INDUSTRIES, INC ...................................          200
     10,600      FORTUNE BRANDS, INC .......................................          350
     19,614      GENERAL MILLS, INC ........................................          701
      1,100    * HAIN FOOD GROUP, INC ......................................           25
     24,600      HEINZ (H.J.) CO ...........................................          979
      4,000      HERSHEY FOODS CORP ........................................          190
      5,200      HORMEL FOODS CORP .........................................          211
      9,300      IBP, INC ..................................................          167
     13,000    * INTERNATIONAL HOME FOODS, INC .............................          226
      4,300      INTERSTATE BAKERIES CORP ..................................           78
      3,600    * KEEBLER FOODS CO ..........................................          101

                       See notes to financial statements.                     19

SHARES                                                              VALUE (000)
------                                                             ------------
 FOOD AND KINDRED PRODUCTS--(Continued)
     13,500      KELLOGG CO ......................................   $      416
      4,450      LANCASTER COLONY CORP ...........................          147
      3,600      LANCE, INC ......................................           36
      5,400      MCCORMICK & CO, INC (NON-VOTE) ..................          161
     25,501      NABISCO GROUP HOLDINGS ..........................          271
      1,100      NABISCO HOLDINGS CORP (CLASS A) .................           35
      7,600      PEPSI BOTTLING GROUP, INC .......................          126
    109,800      PEPSICO, INC ....................................        3,870
        300      PILGRIMS PRIDE CORP (CLASS A) ...................            2
        600      PILGRIMS PRIDE CORP (CLASS B) ...................            5
     10,000      QUAKER OATS CO ..................................          656
      1,200    * RALCORP HOLDINGS, INC ...........................           24
     22,500      RALSTON PURINA CO ...............................          627
        800      RIVIANA FOODS, INC ..............................           14
      1,500    * ROBERT MONDAVI CORP (CLASS A) ...................           52
     62,000      SARA LEE CORP ...................................        1,368
      4,200    * SMITHFIELD FOODS, INC ...........................          101
        200      SMUCKER, (J.M.) CO (CLASS A) ....................            4
      3,000    * SUIZA FOODS CORP ................................          119
      2,200      TCBY ENTERPRISES, INC ...........................            8
      4,496      TOOTSIE ROLL INDUSTRIES, INC ....................          148
     19,900      TYSON FOODS, INC ................................          323
      8,400      UNIVERSAL FOODS CORP ............................          171
        480    * VLASIC FOODS INTERNATIONAL, INC .................            3
      8,500      WHITMAN CORP ....................................          114
      4,201      WRIGLEY (WM) JR CO ..............................          348
                                                                     ----------
                                                                         30,124
                                                                     ----------
 FOOD STORES--0.44%
     15,700    * 7-ELEVEN, INC ...................................           28
     29,536      ALBERTSONS, INC .................................          953
         39  x * BRUNO'S SUPERMARKETS, INC .......................            0
      7,866      DELHAIZE AMERICA, INC (CLASS B) .................          164
      3,100      GREAT ATLANTIC & PACIFIC TEA CO, INC ............           86
      2,500      HANNAFORD BROTHERS, INC .........................          173
     57,608    * KROGER CO .......................................        1,087
        600      RUDDICK CORP ....................................            9
     40,004    * SAFEWAY, INC ....................................        1,423
      8,600    * STARBUCKS CORP ..................................          209
      1,900      WEIS MARKETS, INC ...............................           83
      7,650    * WILD OATS MARKETS, INC ..........................          170
      4,500      WINN DIXIE STORES, INC ..........................          108
                                                                     ----------
                                                                          4,493
                                                                     ----------
 FORESTRY--0.01%
      2,400      GEORGIA-PACIFIC CORP (TIMBER GROUP) .............           59
        400      RAYONIER, INC ...................................           19
                                                                     ----------
                                                                             78
                                                                     ----------
 FURNITURE AND FIXTURES--0.18%
        800      BUSH INDUSTRIES, INC (CLASS A) ..................           14
      3,600      ETHAN ALLEN INTERIORS, INC ......................          115
      4,200    * FURNITURE BRANDS INTERNATIONAL, INC .............           92
      5,600      HON INDUSTRIES, INC .............................          123
      4,800      KIMBALL INTERNATIONAL, INC (CLASS B) ............           79
      2,000      LA-Z-BOY, INC ...................................           34
      5,900    * LEAR CORP .......................................          189
     11,500      LEGGETT & PLATT, INC ............................          247
      6,400      MILLER (HERMAN), INC ............................          147
     15,900      NEWELL RUBBERMAID, INC ..........................          461
      3,600      STEELCASE, INC ..................................           43
     19,850      U.S. INDUSTRIES, INC ............................          278
                                                                     ----------
                                                                          1,822
                                                                     ----------
 FURNITURE AND HOME FURNISHINGS STORES--0.25%
      8,800    * BED BATH & BEYOND, INC ..........................          306
     11,700    * BEST BUY, INC ...................................          587


SHARES                                                              VALUE (000)
------                                                              -----------
      2,279    * CDNOW, INC ......................................   $       23
     14,600      CIRCUIT CITY STORES-CIRCUIT CITY GROUP ..........          658
      3,200    * COMPUSA, INC ....................................           16
      1,900    * CYBERIAN OUTPOST, INC ...........................           19
      1,300    * GUITAR CENTER, INC ..............................           13
      2,800      HAVERTY FURNITURE COS, INC ......................           35
      3,500      HEILIG MEYERS CO ................................           10
      3,600    * LINENS 'N THINGS, INC ...........................          107
      4,500    * MUSICLAND STORES CORP ...........................           38
      8,000      PIER 1 IMPORTS, INC .............................           51
     13,800      TANDY CORP ......................................          679
      2,550    * TRANS WORLD ENTERTAINMENT CORP ..................           27
      1,300    * WILLIAMS-SONOMA, INC ............................           60
                                                                     ----------
                                                                          2,629
                                                                     ----------
 GENERAL BUILDING CONTRACTORS--0.06%
      8,200      CENTEX CORP .....................................          202
        400    * CROSSMANN COMMUNITIES, INC ......................            6
      2,100      HILLENBRAND INDUSTRIES, INC .....................           67
      4,300      HORTON (D.R.), INC ..............................           59
      1,400      KAUFMAN & BROAD HOME CORP .......................           34
      1,900      LENNAR CORP .....................................           31
        700    * NVR, INC ........................................           33
      3,200      PULTE CORP ......................................           72
      2,500      RYLAND GROUP, INC ...............................           58
      2,400      STANDARD-PACIFIC CORP ...........................           26
      3,100    * TOLL BROTHERS, INC ..............................           58
        200    * WEBB (DEL) CORP .................................            5
                                                                     ----------
                                                                            651
                                                                     ----------
 GENERAL MERCHANDISE STORES--2.37%
      5,500    * BJ'S WHOLESALE CLUB, INC ........................          201
      2,400  x * CALDOR CORP .....................................            0
      7,400      CASEYS GENERAL STORES, INC ......................           77
      2,900    * CONSOLIDATED STORES CORP ........................           47
      3,150    * COST PLUS, INC ..................................          112
     16,100    * COSTCO WHOLESALE CORP ...........................        1,469
     32,100      DAYTON HUDSON CORP ..............................        2,357
      3,800      DILLARDS, INC (CLASS A) .........................           77
     14,500      DOLLAR GENERAL CORP .............................          330
      5,050    * DOLLAR TREE STORES, INC .........................          245
      8,100      FAMILY DOLLAR STORES, INC .......................          132
     21,070    * FEDERATED DEPARTMENT STORES, INC ................        1,065
      2,400      HARCOURT GENERAL, INC ...........................           97
     39,000    * K MART CORP .....................................          392
     12,100    * KOHLS CORP ......................................          873
     23,000      MAY DEPARTMENT STORES CO ........................          742
      4,100    * NEIMAN MARCUS GROUP, INC (CLASS A) ..............          115
        723    * NEIMAN MARCUS GROUP, INC (CLASS B) ..............           19
     15,645      PENNEY, (J.C.) CO, INC ..........................          312
      8,400    * SAKS, INC .......................................          131
     28,200      SEARS ROEBUCK & CO ..............................          858
        900  x * SERVICE MERCHANDISE, INC ........................            0
      3,000    * SHOPKO STORES, INC ..............................           69
        100    * VALUE CITY DEPARTMENT STORES, INC ...............            2
      6,200    * VENATOR GROUP, INC ..............................           43
    212,300      WAL-MART STORES, INC ............................       14,675
                                                                     ----------
                                                                         24,440
                                                                     ----------
 HEALTH SERVICES--0.37%
      1,800    * AMERICAN HOMEPATIENT, INC .......................            1
      2,600    * AMERIPATH, INC ..................................           21
      4,300    * APRIA HEALTHCARE GROUP, INC .....................           77
     12,200    * BEVERLY ENTERPRISES, INC ........................           53
      1,600    * CAREMATRIX CORP .................................            4
      1,700    * CENTENNIAL HEALTHCARE CORP ......................            5
         50    * CLINTRIALS, INC .................................            0
     47,838      COLUMBIA/HCA HEALTHCARE CORP ....................        1,402

20                            See notes to financial statements.

SHARES                                                                   VALUE (000)
------                                                                   -----------
 HEALTH SERVICES--(Continued)
     5,000     * COVENTRY HEALTH CARE, INC ...........................   $       34
     2,600     * EXPRESS SCRIPTS, INC ................................          166
     1,400   x * FPA MEDICAL MANAGEMENT, INC .........................            0
    13,800     * HEALTH MANAGEMENT ASSOCIATES, INC (CLASS A)
                 (NEW) ...............................................          185
    39,860     * HEALTHSOUTH CORP ....................................          214
     4,800       HOOPER HOLMES, INC ..................................          124
        77     * INTEGRATED HEALTH SERVICES, INC .....................            0
     2,400     * LABORATORY CORP OF AMERICA HOLDINGS .................            9
       260     * LABORATORY CORP OF AMERICA HOLDINGS
                 WTS 04/28/00 ........................................            0
     1,800     * LASER VISION CENTERS, INC ...........................           19
     4,163     * LCA-VISION, INC .....................................           20
     2,728     * LIFEPOINT HOSPITALS, INC ............................           32
     5,300     * LINCARE HOLDINGS, INC ...............................          184
       100     * LTC HEALTHCARE, INC .................................            0
     1,200     * MAGELLAN HEALTH SERVICES, INC .......................            8
     3,000     * MANOR CARE, INC .....................................           48
     4,900     * MARINER POST-ACUTE NETWORK, INC .....................            0
     4,500     * MATRIA HEALTHCARE, INC ..............................           19
     1,100     * NATIONAL HEALTHCARE CORP ............................            6
       200     * NOVACARE, INC .......................................            0
       500     * ORTHODONTIC CENTERS OF AMERICA, INC .................            6
       300     * PEDIATRIX MEDICAL GROUP, INC ........................            2
     6,100     * PHYCOR, INC .........................................           11
     6,600     * PHYSICIANS RESOURCE GROUP, INC ......................            2
     1,400     * PROVINCE HEALTHCARE CO ..............................           27
     5,162     * QUEST DIAGNOSTICS, INC ..............................          158
    28,950     * QUORUM HEALTH GROUP, INC ............................          270
     2,250     * RENAL CARE GROUP, INC ...............................           53
     1,700   x * SUN HEALTHCARE GROUP, INC ...........................            0
    19,325     * TENET HEALTHCARE CORP ...............................          454
     4,500     * TOTAL RENAL CARE HOLDINGS, INC ......................           30
     2,728     * TRIAD HOSPITALS, INC ................................           41
       300     * UNITED PAYORS & UNITED PROVIDERS, INC ...............            5
     2,200     * UNIVERSAL HEALTH SERVICES, INC ......................           79
     4,580     * US ONCOLOGY, INC ....................................           23
                                                                         ----------
                                                                              3,792
                                                                         ----------
 HEAVY CONSTRUCTION, EXCEPT BUILDING--0.05%
     1,300     * DYCOM INDUSTRIES, INC ...............................           57
     6,100       FLUOR CORP ..........................................          280
       500       FOSTER WHEELER CORP .................................            4
       450       GRANITE CONSTRUCTION, INC ...........................            8
     3,600     * INSITUFORM TECHNOLOGIES, INC (CLASS A) ..............          102
     1,900     * MASTEC, INC .........................................           85
                                                                         ----------
                                                                                536
                                                                         ----------
 HOLDING AND OTHER INVESTMENT OFFICES--0.71%
     3,900       AMB PROPERTY CORP ...................................           78
       500     * AMERCO ..............................................           13
     1,800       AMLI RESIDENTIAL PROPERTIES TRUST ...................           36
     8,245       APARTMENT INVESTMENT & MANAGEMENT CO ................          328
    13,600       ARCHSTONE COMMUNITIES TRUST .........................          279
     2,500       AVALONBAY COMMUNITIES, INC ..........................           86
     3,900       BEDFORD PROPERTY INVESTORS, INC .....................           67
     8,700       BOSTON PROPERTIES, INC ..............................          271
     3,000       BOYKIN LODGING CO ...................................           33
       607       BRADLEY REAL ESTATE, INC ............................           11
     3,600       BRANDYWINE REALTY TRUST .............................           59
     7,800       CAMDEN PROPERTY TRUST ...............................          214
     3,000       CAPITAL AUTOMOTIVE REIT .............................           37
     9,139       CAPSTEAD MORTGAGE CORP ..............................           38
    12,400       CARRAMERICA REALTY CORP .............................          262
       700       CENTER TRUST, INC ...................................            7
     1,800       CHATEAU PROPERTIES, INC .............................           47


SHARES                                                                   VALUE (000)
------                                                                   -----------
     1,300     * COAST FEDERAL LITIGATION CONTINGENT RTS .............   $        2
     4,200       COLONIAL PROPERTIES TRUST ...........................           97
    13,400       CORNERSTONE PROPERTIES, INC .........................          196
     4,469       COUSINS PROPERTIES, INC .............................          152
     7,100       CRESCENT REAL ESTATE EQUITIES CO ....................          130
       400     * CRESECENT OPERATING, INC ............................            1
     3,000       CROWN AMERICAN REALTY TRUST .........................           17
         5       DUKE-WEEKS REALTY CORP ..............................            0
       794     * DYNEX CAPITAL, INC ..................................            5
     2,900       EASTGROUP PROPERTIES, INC ...........................           54
     2,300       ENTERTAINMENT PROPERTIES TRUST ......................           30
    29,650       EQUITY OFFICE PROPERTIES TRUST ......................          730
    14,178       EQUITY RESIDENTIAL PROPERTIES TRUST CO ..............          605
     4,900       FEDERAL REALTY INVESTMENT TRUST .....................           92
     8,600       FELCOR LODGING TRUST, INC ...........................          151
     6,100       FIRST INDUSTRIAL REALTY TRUST, INC ..................          167
       480       FIRST UNION REAL ESTATE INVESTMENTS .................            2
       100       GENERAL GROWTH PROPERTIES, INC ......................            3
     2,300       GLIMCHER REALTY TRUST ...............................           30
     2,600       GREAT LAKES REIT, INC ...............................           37
     1,200       HEALTH CARE PROPERTY INVESTORS, INC .................           29
       400       HIGHWOODS PROPERTIES, INC ...........................            9
     1,200       HOSPITALITY PROPERTIES TRUST ........................           23
     4,500       HRPT PROPERTIES TRUST ...............................           41
     5,700       IMPERIAL CREDIT COMMERCIAL MORTGAGE
                 INVESTMENT CORP .....................................           65
     6,212       INDYMAC MORTGAGE HOLDINGS, INC ......................           79
     3,300       INNKEEPERS U.S.A. TRUST .............................           27
     1,800       IRT PROPERTY CO .....................................           14
       500       JDN REALTY CORP .....................................            8
     4,500       KILROY REALTY CORP ..................................           99
     2,000       KIMCO REALTY CORP ...................................           68
     2,000       LASALLE HOTEL PROPERTIES ............................           23
       500       LIBERTY PROPERTY TRUST CO ...........................           12
     4,600       MACK-CALI REALTY CORP ...............................          120
     1,199       MEDITRUST CORP PAIRED ...............................            7
     3,800       MERISTAR HOSPITALITY CORP ...........................           61
       285     * MERRY LAND PROPERTIES, INC ..........................            1
       215       MILLS CORP ..........................................            4
     3,600       NATIONAL HEALTH INVESTORS, INC ......................           54
       728       NEW PLAN EXCEL REALTY TRUST .........................           12
     2,700       PACIFIC GULF PROPERTIES, INC ........................           55
       800       PARKWAY PROPERTIES, INC .............................           23
     1,800       PENNSYLVANIA REAL ESTATE INVESTMENT TRUST ...........           26
     1,610       POST PROPERTIES, INC ................................           62
     6,800       PRENTISS PROPERTIES TRUST ...........................          143
       700       PRIME GROUP REALTY TRUST ............................           11
       700       PRISON REALTY TRUST, INC ............................            4
     1,810       PROLOGIS TRUST ......................................           35
     6,100       PUBLIC STORAGE, INC .................................          138
     1,900       REALTY INCOME CORP ..................................           39
     5,200       RECKSON ASSOCIATES REALTY CORP ......................          107
       709       REDWOOD TRUST, INC ..................................            9
     3,900       RFS HOTEL INVESTORS, INC ............................           41
     1,000       ROUSE CO ............................................           21
       450       SENIOR HOUSING PROPERTIES TRUST .....................            6
     4,000       SHURGARD STORAGE CENTERS, INC .......................           93
     7,200       SIMON PROPERTY GROUP, INC ...........................          165
     1,400       SOVRAN SELF STORAGE, INC ............................           27
     6,500       SPIEKER PROPERTIES, INC .............................          237
     4,178       STARWOOD FINANCIAL TRUST ............................           71
     2,700       STORAGE U.S.A., INC .................................           82
       613       SUMMIT PROPERTIES, INC ..............................           11
       500       SUN COMMUNITIES, INC ................................           16
       900       TANGER FACTORY OUTLET CENTERS, INC ..................           19
     3,985       THORNBURG MORTGAGE ASSET CORP .......................           33

                       See notes to financial statements.                     21

SHARES                                                                    VALUE (000)
------                                                                    -----------
 HOLDING AND OTHER INVESTMENT OFFICES--(Continued)
      2,500      TOWN & COUNTRY TRUST .................................   $       45
     10,536      UNITED DOMINION REALTY TRUST, INC ....................          104
        841      VENTAS, INC ..........................................            4
      8,600      VORNADO REALTY TRUST .................................          280
        205      WALDEN RESIDENTIAL PROPERTIES, INC ...................            4
      6,000      WASHINGTON REAL ESTATE INVESTMENT TRUST ..............           90
      3,400      WEINGARTEN REALTY INVESTORS, INC .....................          132
      3,100    * WELLSFORD REAL PROPERTIES, INC .......................           26
        700      WESTERN PROPERTIES TRUST .............................            7
        900      WESTFIELD AMERICA, INC ...............................           11
        200      WHITE MOUNTAINS INSURANCE ............................           24
                                                                          ----------
                                                                               7,324
                                                                          ----------
 HOTELS AND OTHER LODGING PLACES--0.11%
     10,500    * AZTAR CORP ...........................................          114
         50    * BRISTOL HOTELS & RESORTS, INC ........................            0
      5,900    * CHOICE HOTELS INTERNATIONAL, INC .....................          101
      1,900    * CRESTLINE CAPITAL CORP ...............................           39
      9,600    * EXTENDED STAY AMERICA, INC ...........................           73
     12,927      HILTON HOTELS CORP ...................................          124
         65    * INTERSTATE HOTELS CORP ...............................            0
      4,600    * LODGIAN, INC .........................................           23
      2,400    * MANDALAY RESORT GROUP ................................           48
        846    * MGM GRAND, INC .......................................           43
     15,100    * PARK PLACE ENTERTAINMENT CORP ........................          189
      4,800    * PRIME HOSPITALITY CORP ...............................           42
     14,693      STARWOOD HOTELS & RESORTS WORLDWIDE ..................          345
      1,500    * SUNTERRA CORP ........................................           17
      9,771    * WYNDHAM INTERNATIONAL, INC ...........................           29
                                                                          ----------
                                                                               1,187
                                                                          ----------
 INDUSTRIAL MACHINERY AND EQUIPMENT--9.05%
     28,042    * 3COM CORP ............................................        1,318
      8,400    * ADAPTEC, INC .........................................          419
      2,400    * ADVANCED DIGITAL INFORMATION CORP ....................          117
      5,200      AGCO CORP ............................................           70
      6,900    * AMERICAN STANDARD COS, INC ...........................          317
      1,300    * APEX, INC ............................................           42
     12,400    * APPLE COMPUTER, INC ..................................        1,275
     30,500    * APPLIED MATERIALS, INC ...............................        3,864
      1,800      APPLIED POWER, INC (CLASS A) .........................           66
      2,200    * ASTEC INDUSTRIES, INC ................................           41
        700    * ATMI, INC ............................................           23
      2,500    * AUSPEX SYSTEMS, INC ..................................           26
     19,315      BAKER HUGHES, INC ....................................          407
      2,300    * BELL & HOWELL CO .....................................           73
      5,300      BLACK & DECKER CORP ..................................          277
        800    * BLACK BOX CORP .......................................           54
     16,600      BRUNSWICK CORP .......................................          369
      3,400    * C-CUBE MICROSYSTEMS, INC .............................          212
     10,600    * CABLETRON SYSTEMS, INC ...............................          276
     23,600      CATERPILLAR, INC .....................................        1,111
      5,100    * CIRRUS LOGIC, INC ....................................           68
    247,077    * CISCO SYSTEMS, INC ...................................       26,468
      1,000      COLUMBUS MCKINNON CORP ...............................           10
    127,484      COMPAQ COMPUTER CORP .................................        3,450
        400    * CONCURRENT COMPUTER CORP .............................            7
      2,000    * COOPER CAMERON CORP ..................................           98
      7,600      CUMMINS ENGINE CO, INC ...............................          367
        500    * CYBEX COMPUTER PRODUCTS CORP .........................           20
        400    * CYLINK CORP ..........................................            5
     14,900      DEERE & CO ...........................................          646
    158,486    * DELL COMPUTER CORP ...................................        8,083
      1,400      DETROIT DIESEL CORP ..................................           27
      6,650      DIEBOLD, INC .........................................          156
      1,100      DONALDSON CO, INC ....................................           26

SHARES                                                                    VALUE (000)
------                                                                   ------------
     13,800      DOVER CORP ...........................................   $      626
      2,900    * ELECTROGLAS, INC .....................................           74
     77,850    * EMC CORP .............................................        8,505
      1,600    * EMULEX CORP ..........................................          180
      3,500    * EXTREME NETWORKS, INC ................................          292
      4,500      FEDDERS CORP .........................................           25
      5,900      FLOWSERVE CORP .......................................          100
      3,000    * FSI INTERNATIONAL, INC ...............................           35
      2,400    * GARDNER DENVER, INC ..................................           40
     10,600    * GATEWAY, INC .........................................          764
        100      GLEASON CORP .........................................            2
      2,600    * GLOBAL IMAGING SYSTEMS, INC ..........................           32
      1,800      GRACO, INC ...........................................           65
      2,200  x * HARNISCHFEGER INDUSTRIES, INC ........................            1
     68,400      HEWLETT-PACKARD CO ...................................        7,793
      5,400      HUSSMANN INTERNATIONAL, INC ..........................           81
      1,200    * HYPERCOM CORP ........................................           12
      2,050      IDEX CORP ............................................           62
      6,000    * IN FOCUS SYSTEMS, INC ................................          139
     11,850      INGERSOLL-RAND CO ....................................          652
    137,100      INTERNATIONAL BUSINESS MACHINES CORP .................       14,807
     15,200    * IOMEGA CORP ..........................................           51
      4,900      JLG INDUSTRIES, INC ..................................           78
      3,548      KENNAMETAL, INC ......................................          119
      2,100    * KRONOS, INC ..........................................          126
      1,100    * KULICHE & SOFFA INDUSTRIES, INC ......................           47
      4,200    * LAM RESEARCH CORP ....................................          469
     11,000    * LEXMARK INTERNATIONAL GROUP (CLASS A) ................          996
      6,300      LINCOLN ELECTRIC HOLDINGS CO .........................          130
        400      LINDSAY MANUFACTURING CO .............................            7
        600      LUFKIN INDUSTRIES, INC ...............................            9
      1,875      MANITOWOC, INC .......................................           64
      2,400    * MAXTOR CORP ..........................................           17
        200    * MICRON ELECTRONICS, INC ..............................            2
      2,100    * MICROS SYSTEMS, INC ..................................          155
      1,100      MILACRON, INC ........................................           17
      4,800    * MTI TECHNOLOGY CORP ..................................          177
      2,000      NACCO INDUSTRIES, INC (CLASS A) ......................          111
      2,475    * NATIONAL INSTRUMENTS CORP ............................           95
      3,300    * NOVELLUS SYSTEMS, INC ................................          404
      6,900      PALL CORP ............................................          149
      4,100      PENTAIR, INC .........................................          158
     19,300      PITNEY BOWES, INC ....................................          932
        300    * PRESSTEK, INC ........................................            4
        200    * PROXIM, INC ..........................................           22
     11,800    * QUANTUM CORP-DLT & STORAGE SYSTEMS GROUP .............          178
      5,900    * QUANTUM CORP-HARD DISK DRIVE GROUP ...................           41
        600      ROBBINS & MYERS, INC .................................           14
      4,000      ROPER INDUSTRIES, INC ................................          151
      1,873    * SANDISK CORP .........................................          180
      1,500      SAUER, INC ...........................................           14
     20,048    * SEAGATE TECHNOLOGY, INC ..............................          933
     12,600    * SILICON GRAPHICS, INC ................................          124
      1,600    * SILICON VALLEY GROUP, INC ............................           28
      3,800    * SMITH INTERNATIONAL, INC .............................          189
      1,900    * SPECIALTY EQUIPMENT COS, INC .........................           45
        752    * SPEEDFAM-IPEC, INC ...................................           10
        300    * SPLASH TECHNOLOGY HOLDINGS, INC ......................            3
      1,700      STANDEX INTERNATIONAL CORP ...........................           36
      6,900    * STORAGE TECHNOLOGY CORP ..............................          127
      6,300      SYMBOL TECHNOLOGIES, INC .............................          400
      3,200      TECUMSEH PRODUCTS CO (CLASS A) .......................          151
      1,600      TENNANT CO ...........................................           52
      3,280    * TENNECO AUTOMOTIVE, INC ..............................           31
      2,500    * TEREX CORP ...........................................           69
        900    * THERMO FIBERTEK, INC .................................            6

22                            See notes to financial statements.

SHARES                                                                 VALUE (000)
------                                                                ------------
 INDUSTRIAL MACHINERY AND EQUIPMENT--(Continued)
      5,429      TIMKEN CO .........................................   $      111
        700      TORO CO ...........................................           26
        800      TYCO INTERNATIONAL LTD ............................           31
      1,200    * ULTRATECH STEPPER, INC ............................           19
     21,208    * UNISYS CORP .......................................          677
      1,300    * UNOVA, INC ........................................           17
      8,400    * VARCO INTERNATIONAL, INC ..........................           86
      2,700    * VISUAL NETWORKS, INC ..............................          214
        100      WATKINS-JOHNSON CO ................................            4
      7,600    * WESTERN DIGITAL CORP ..............................           32
      8,600    * XIRCOM, INC .......................................          645
      9,200      YORK INTERNATIONAL CORP ...........................          252
      1,600    * ZEBRA TECHNOLOGY CORP .............................           94
                                                                       ----------
                                                                           93,404
                                                                       ----------
 INSTRUMENTS AND RELATED PRODUCTS--1.86%
      3,100    * ACUSON CORP .......................................           39
      1,800    * AFFYMETRIX, INC ...................................          305
      1,200    * ANACOMP, INC ......................................           22
        400      ARROW INTERNATIONAL, INC ..........................           12
      3,800    * AVID TECHNOLOGIES, INC ............................           50
        700    * BACOU U.S.A., INC .................................           11
      2,700      BARD (C.R.), INC ..................................          143
      1,200      BAUSCH & LOMB, INC ................................           82
     21,600      BAXTER INTERNATIONAL, INC .........................        1,357
      4,200      BECKMAN COULTER, INC ..............................          214
     17,100      BECTON DICKINSON & CO .............................          457
        400    * BIO-RAD LABORATORIES, INC (CLASS A) ...............            9
      6,400      BIOMET, INC .......................................          256
     21,000    * BOSTON SCIENTIFIC CORP ............................          459
      1,000    * BRITESMILE, INC ...................................            8
      3,500    * CHYRON CORP .......................................            5
      3,600    * COGNEX CORP .......................................          140
      2,800    * COHERENT, INC .....................................           75
        600      COHU, INC .........................................           19
        300      COLE NATIONAL CORP (CLASS A) ......................            2
      1,800    * CONMED CORP .......................................           47
      2,500      COOPER COS, INC ...................................           75
      2,100    * CREDENCE SYSTEMS CORP .............................          182
        700      CUBIC CORP ........................................           15
        800    * CYBERONICS, INC ...................................           13
      2,300    * CYMER, INC ........................................          106
      2,600    * CYTYC CORP ........................................          159
        800      DATASCOPE CORP ....................................           32
      7,800      DENTSPLY INTERNATIONAL, INC .......................          184
      1,200    * DIONEX CORP .......................................           49
        850    * DYNATECH CORP .....................................            6
     24,200      EASTMAN KODAK CO ..................................        1,603
      2,100    * FOSSIL, INC .......................................           49
      2,400    * GENRAD, INC .......................................           39
     23,565    * GUIDANT CORP ......................................        1,108
      3,100    * HANGER ORTHOPEDIC GROUP, INC ......................           31
        400    * IMATRON, INC ......................................            1
      1,600      INVACARE CORP .....................................           32
      6,300      JOHNSON CONTROLS, INC .............................          358
      6,800    * KLA-TENCOR CORP ...................................          757
        400    * LIFECORE BIOMEDICAL, INC ..........................            8
      2,400    * LITTON INDUSTRIES, INC ............................          120
      4,700    * LTX CORP ..........................................          105
      2,525    * MEDICAL MANAGER CORP ..............................          213
     86,850      MEDTRONIC, INC ....................................        3,165
        500      MENTOR CORP .......................................           13
      4,600    * METTLER-TOLEDO INTERNATIONAL, INC .................          176
      3,100      MILLIPORE CORP ....................................          120
        200      MINE SAFETY APPLIANCE CO ..........................           13
        300    * MINIMED, INC ......................................           22

SHARES                                                                 VALUE (000)
------                                                                ------------
      1,500      MOVADO GROUP, INC .................................   $       33
      1,400    * NOVOSTE CORP ......................................           23
      1,600    * OCULAR SCIENCES, INC ..............................           30
        600      OPTICAL COATING LABORATORIES, INC .................          178
      3,250    * PE CORP-CELERA GENOMICS GROUP .....................          484
      6,100      PE CORP-PE BIOSYSTEMS GROUP .......................          734
      2,600      PERKINELMER, INC ..................................          108
      2,200    * PINNACLE SYSTEMS, INC .............................           90
      4,018      RAYTHEON CO (CLASS A) .............................          100
     24,000      RAYTHEON CO (CLASS B) .............................          638
      2,600    * RESMED, INC .......................................          109
      1,200    * RESPIRONICS, INC ..................................           10
         33    * SONOSITE, INC .....................................            1
      7,488    * ST. JUDE MEDICAL, INC .............................          230
      4,900    * STERIS CORP .......................................           51
      3,900      STRYKER CORP ......................................          272
      1,950    * SUMMIT TECHNOLOGY, INC ............................           23
      1,100    * SUNRISE MEDICAL, INC ..............................            7
      4,100    * SUNRISE TECHNOLOGY INTERNATIONAL, INC .............           48
      8,500    * SYBRON INTERNATIONAL CORP ...............   .......          210
      9,150      TEKTRONIX, INC ....................................          356
      2,900      TELEFLEX, INC .....................................           91
     11,600    * TERADYNE, INC .....................................          766
        700    * THERMEDICS, INC ...................................            4
        300    * THERMO BIOANALYSIS CORP ...........................            6
        300    * THERMO CARDIOSYSTEMS, INC .........................            2
      7,875    * THERMO ELECTRON CORP ..............................          118
         25    * THERMO INSTRUMENT SYSTEMS, INC ....................            0
      1,100    * THERMOQUEST CORP ..................................           11
      3,700    * TRIMBLE NAVIGATION LTD ............................           80
        700    * VARIAN, INC .......................................           16
        400    * VEECO INSTRUMENTS, INC ............................           19
        600    * VENTANA MEDICAL SYSTEMS, INC ......................           15
      6,000    * VISX, INC .........................................          311
      2,300    * WATERS CORP .......................................          122
      5,800    * WESLEY JESSEN VISIONCARE, INC .....................          220
     52,300      XEROX CORP ........................................        1,187
                                                                       ----------
                                                                           19,169
                                                                       ----------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.19%
      1,900      BALDWIN & LYONS, INC (CLASS B) ....................           42
      1,500      CRAWFORD & CO (CLASS B) ...........................           20
        300    * FIRST HEALTH GROUP CORP ...........................            8
      5,308    * HOMEFED CORP ......................................            5
     19,400      MARSH & MCLENNAN COS, INC .........................        1,856
                                                                       ----------
                                                                            1,931
                                                                       ----------
 INSURANCE CARRIERS--4.31%
      1,040      ACE LTD ...........................................           17
     13,085      AETNA, INC ........................................          730
     20,700      AFLAC, INC ........................................          977
        600      ALFA CORP .........................................           10
        610    * ALLEGHANY CORP (DELAWARE) .........................          113
      6,500      ALLMERICA FINANCIAL CORP ..........................          362
     58,356      ALLSTATE CORP .....................................        1,401
      5,500      AMBAC FINANCIAL GROUP, INC ........................          287
        300      AMERICAN ANNUITY GROUP, INC .......................            5
      2,800      AMERICAN FINANCIAL GROUP, INC .....................           74
     20,840      AMERICAN GENERAL CORP .............................        1,581
    101,455      AMERICAN INTERNATIONAL GROUP, INC .................       10,970
        300      AMERICAN NATIONAL INSURANCE CO ....................           19
      2,600      AMERUS LIFE HOLDINGS, INC (CLASS A) ...............           60
     17,775      AON CORP ..........................................          711
     14,400      AXA FINANCIAL, INC ................................          488
        350      BERKLEY (W.R.) CORP ...............................            7
      2,300      CHICAGO TITLE CORP ................................          106
     10,594      CHUBB CORP ........................................          597

                       See notes to financial statements.                     23

SHARES                                                                    VALUE (000)
------                                                                    -----------
 INSURANCE CARRIERS--(Continued)
     13,800      CIGNA CORP ............................................   $    1,112
     14,088      CINCINNATI FINANCIAL CORP .............................          439
    259,494      CITIGROUP, INC ........................................       14,418
      1,900    * CNA FINANCIAL CORP ....................................           74
     23,513      CONSECO, INC ..........................................          420
      1,800      ENHANCE FINANCIAL SERVICES GROUP, INC .................           29
      2,000      ERIE INDEMNITY CO (CLASS A) ...........................           65
      4,800      EVEREST REINSURANCE HOLDINGS, INC .....................          107
        600    * FARM FAMILY HOLDINGS, INC .............................           25
      2,000      FBL FINANCIAL GROUP, INC (CLASS A) ....................           40
        500      FIDELITY NATIONAL FINANCIAL, INC ......................            7
      2,800      FINANCIAL SECURITY ASSURANCE HOLDINGS LTD .............          146
      2,500      FIRST AMERICAN FINANCIAL CORP .........................           31
      2,900      FOREMOST CORP OF AMERICA ..............................           82
      6,400    * FOUNDATION HEALTH SYSTEMS (CLASS A) ...................           64
        300      FREMONT GENERAL CORP ..................................            2
      5,100      FRONTIER INSURANCE GROUP, INC .........................           18
        700      HARLEYSVILLE GROUP, INC ...............................           10
     15,300      HARTFORD FINANCIAL SERVICES GROUP, INC ................          725
      1,700      HARTFORD LIFE, INC (CLASS A) ..........................           75
        600      HCC INSURANCE HOLDINGS, INC ...........................            8
      7,900    * HUMANA, INC ...........................................           65
      8,150      JEFFERSON-PILOT CORP ..................................          556
      1,000      KANSAS CITY LIFE INSURANCE CO .........................           34
        600      LIBERTY CORP ..........................................           25
     15,800      LINCOLN NATIONAL CORP .................................          632
      4,700      LOEWS CORP ............................................          285
      1,600    * MAXICARE HEALTH PLANS, INC ............................            5
      4,941      MBIA, INC .............................................          261
        900      MERCURY GENERAL CORP ..................................           20
     13,700      MGIC INVESTMENT CORP ..................................          825
      2,800      MMI COS, INC ..........................................           24
        300      MONY GROUP, INC .......................................            9
        100    * NATIONAL WESTERN LIFE INSURANCE CO ....................            7
      5,100      NATIONWIDE FINANCIAL SERVICES, INC (CLASS A) ..........          142
     11,400      OLD REPUBLIC INTERNATIONAL CORP .......................          155
      9,400    * OXFORD HEALTH PLANS, INC ..............................          119
      4,564    * PACIFICARE HEALTH SYSTEMS, INC (CLASS A) ..............          242
        600    * PENN TREATY AMERICAN CORP .............................            9
      4,100    * PENNCORP FINANCIAL GROUP, INC .........................            2
        800    * PHILADELPHIA CONSOLIDATED HOLDINGS CORP ...............           12
      1,000      PMA CAPITAL CORP (CLASS A) ............................           20
      8,400      PMI GROUP, INC ........................................          410
        900      PRESIDENTIAL LIFE CORP ................................           17
        220    * PROFESSIONALS GROUP, INC ..............................            5
      4,400      PROGRESSIVE CORP ......................................          322
      2,000      PROTECTIVE LIFE CORP ..................................           64
      1,700      PXRE GROUP LTD ........................................           22
      5,526      RADIAN GROUP, INC .....................................          264
      3,025      REINSURANCE GROUP OF AMERICA, INC .....................           84
      4,797      RELIASTAR FINANCIAL CORP ..............................          188
      1,700    * RISK CAPITAL HOLDINGS, INC ............................           21
        500      RLI CORP ..............................................           17
      3,300      SAFECO CORP ...........................................           82
      2,100      SCPIE HOLDINGS, INC ...................................           67
      4,700      SELECTIVE INSURANCE GROUP, INC ........................           81
        450    * SIERRA HEALTH SERVICES, INC ...........................            3
     16,522      ST. PAUL COS, INC .....................................          557
      2,200      STATE AUTO FINANCIAL CORP .............................           20
      2,000      STEWART INFORMATION SERVICES CORP .....................           27
     10,800      TORCHMARK CORP ........................................          314
      5,800      TRAVELERS PROPERTY CASUALTY CORP ......................          199
      1,500      TRENWICK GROUP, INC ...................................           25
      4,600    * TRIAD GUARANTY, INC ...................................          105
      2,600    * TRIGON HEALTHCARE, INC ................................           77

SHARES                                                                     VALUE (000)
------                                                                    ------------
      2,100    * UICI ..................................................   $       22
        200      UNITED FIRE & CASULTY CO ..............................            5
     15,100      UNITED HEALTHCARE CORP ................................          802
      1,000      UNITRIN, INC ..........................................           38
     15,093      UNUMPROVIDENT CORP ....................................          484
      1,100      VESTA INSURANCE GROUP, INC ............................            4
      4,300    * WELLPOINT HEALTH NETWORKS, INC ........................          284
        220      WESCO FINANCIAL CORP ..................................           54
                                                                           ----------
                                                                               44,525
                                                                           ----------
 LEATHER AND LEATHER PRODUCTS--0.02%
      2,800      BROWN SHOE CO, INC ....................................           40
        679    * SAMSONITE CORP ........................................            4
      5,400      STRIDE RITE CORP ......................................           35
      1,600    * TIMBERLAND CO .........................................           85
         25      WOLVERINE WORLD WIDE, INC .............................            0
                                                                           ----------
                                                                                  164
                                                                           ----------
 LEGAL SERVICES--0.00%
      2,100    * PREPAID LEGAL SERVICES, INC ...........................           50
                                                                           ----------
 LOCAL AND INTERURBAN PASSENGER TRANSIT--0.00%
      1,000    * RURAL/METRO CORP ......................................            4
                                                                           ----------
 LUMBER AND WOOD PRODUCTS--0.25%
      4,200    * CHAMPION ENTERPRISES, INC .............................           36
      8,407      CLAYTON HOMES, INC ....................................           77
      1,242      DELTIC TIMBER CORP ....................................           27
     18,500      GEORGIA-PACIFIC CORP (PACKING GROUP) ..................          939
     20,800      LOUISIANA PACIFIC CORP ................................          296
        350    * PALM HARBOR HOMES, INC ................................            6
        100      TJ INTERNATIONAL, INC .................................            4
      2,500      UNIVERSAL FOREST PRODUCTS, INC ........................           37
     15,900      WEYERHAEUSER CO .......................................        1,142
                                                                           ----------
                                                                                2,564
                                                                           ----------
 METAL MINING--0.11%
     16,200    * BATTLE MOUNTAIN GOLD CO ...............................           33
      2,000      CLEVELAND CLIFFS, INC .................................           62
     18,263    * FREEPORT-MCMORAN COPPER & GOLD, INC
                 (CLASS B) .............................................          386
     10,700      NEWMONT MINING CORP ...................................          262
      6,241      PHELPS DODGE CORP .....................................          419
         40      PLACER DOME, INC (U.S.) ...............................            0
        400    * STILLWATER MINING CO ..................................           13
                                                                           ----------
                                                                                1,175
                                                                           ----------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.43%
      1,900    * BLYTH INDUSTRIES, INC .................................           47
      2,600      BRADY CORP (CLASS A) ..................................           88
      5,100      CALLAWAY GOLF CO ......................................           90
     12,750      HASBRO, INC ...........................................          243
      1,700    * HEXCEL CORP ...........................................            9
      4,800      INTERNATIONAL GAME TECHNOLOGY CO ......................           98
      6,100      JOSTENS, INC ..........................................          148
        200      K2, INC ...............................................            2
      2,800    * LYDALL, INC ...........................................           19
         81    * MARVEL ENTERPRISES (CLASS A) WTS 10/02/01 .............            0
        138    * MARVEL ENTERPRISES (CLASS C) WTS 10/02/02 .............            0
     30,389      MATTEL, INC ...........................................          399
     32,900      MINNESOTA MINING & MANUFACTURING CO ...................        3,220
      2,400      ONEIDA LTD ............................................           52
      1,000    * RACING CHAMPIONS CORP .................................            4
      1,500      RUSS BERRIE & CO, INC .................................           39
      1,500    * STEINWAY MUSICAL INSTRUMENTS, INC .....................           30
                                                                           ----------
                                                                                4,488
                                                                           ----------
 MISCELLANEOUS RETAIL--0.75%
     12,900    * AMAZON.COM, INC .......................................          982
      3,200    * BARNES & NOBLE, INC ...................................           66

24                            See notes to financial statements.

SHARES                                                                    VALUE (000)
------                                                                   ------------
 MISCELLANEOUS RETAIL--(Continued)
      1,300    * BARNESANDNOBLE.COM, INC ..............................   $       18
        700    * BARNETT, INC .........................................            7
        200      BLAIR CORP ...........................................            3
      4,100    * BORDERS GROUP, INC ...................................           66
      1,600    * CDW COMPUTER CENTERS, INC ............................          126
        500    * COLDWATER CREEK, INC .................................           10
     29,342      CVS CORP .............................................        1,172
      1,751    * EGGHEAD.COM, INC .....................................           28
        600      ENESCO GROUP, INC ....................................            7
      3,200    * ETOYS, INC ...........................................           84
        700      HANCOCK FABRICS, INC .................................            2
     16,100    * HANOVER DIRECT, INC ..................................           58
      2,500    * INSIGHT ENTERPRISES, INC .............................          102
        700    * ITURF, INC ...........................................            9
        300      LONGS DRUG STORES CORP ...............................            8
      5,200    * MICHAELS STORES, INC .................................          148
      1,600    * MICRO WAREHOUSE, INC .................................           30
     24,300    * OFFICE DEPOT, INC ....................................          266
      4,150    * OFFICEMAX, INC .......................................           23
      5,000      OMNICARE, INC ........................................           60
        600    * PARTY CITY CORP ......................................            1
      3,700    * PETCO ANIMAL SUPPLIES, INC ...........................           55
      4,500    * PETSMART, INC ........................................           26
     17,020      RITE AID CORP ........................................          190
      3,600    * SCHEIN (HENRY), INC ..................................           48
     34,262    * STAPLES, INC .........................................          711
      1,600    * SUNGLASS HUT INTERNATIONAL, INC ......................           18
      1,100    * SYSTEMAX, INC ........................................            9
        600    * THE SPORTS AUTHORITY, INC ............................            1
      5,400      TIFFANY & CO .........................................          482
     23,087    * TOYS R US, INC .......................................          330
      3,025    * U.S. OFFICE PRODUCTS CO ..............................            9
      1,000    * VALUEVISION INTERNATIONAL, INC .......................           57
     80,600      WALGREEN CO ..........................................        2,358
      4,100    * ZALE CORP ............................................          198
                                                                          ----------
                                                                               7,768
                                                                          ----------
 MOTION PICTURES--1.15%
      3,300    * AMC ENTERTAINMENT, INC ...............................           28
        900    * CARMIKE CINEMAS, INC (CLASS A) .......................            7
    164,034      DISNEY (WALT) CO .....................................        4,798
        900    * GC COS, INC ..........................................           23
      4,100    * HOLLYWOOD ENTERTAINMENT CORP .........................           59
      2,500    * LOWES CINEPLEX ENTERTAINMENT CORP ....................           15
      5,444    * METRO-GOLDWYN-MAYER, INC .............................          128
     10,400    * METROMEDIA INTERNATIONAL GROUP, INC ..................           49
      1,800    * ON COMMAND CORP ......................................           33
      1,300    * PIXAR, INC ...........................................           46
     92,344      TIME WARNER, INC .....................................        6,689
                                                                          ----------
                                                                              11,875
                                                                          ----------
 NONDEPOSITORY INSTITUTIONS--1.76%
      1,500    * AAMES FINANCIAL CORP .................................            1
      3,425      ADVANTA CORP (CLASS A) ...............................           63
     35,700      AMERICAN EXPRESS CO ..................................        5,935
      3,000    * AMERICREDIT CORP .....................................           56
      6,800    * ARCADIA FINANCIAL LTD ................................           30
     52,416      ASSOCIATES FIRST CAPITAL CORP ........................        1,438
     14,200      CAPITAL ONE FINANCIAL CORP ...........................          684
      2,500      CHARTER MUNICIPAL MORTGAGE ACCEPTANCE ................           29
        800      CIT GROUP, INC (CLASS A) .............................           17
      2,100  x * CITYSCAPE FINANCIAL CORP .............................            0
      1,900    * CONTIFINANCIAL CORP ..................................            0
      8,971      COUNTRYWIDE CREDIT INDUSTRIES, INC ...................          227
      1,100    * CREDIT ACCEPTANCE CORP ...............................            4
        100      DORAL FINANCIAL CORP .................................            1

SHARES                                                                    VALUE (000)
------                                                                    -----------
        600    * FEDERAL AGRICULTURE MORTGAGE CORP ....................   $       12
     76,200      FEDERAL NATIONAL MORTGAGE ASSOCIATION ................        4,758
      1,300    * FINANCIAL FEDERAL CORP ...............................           30
      1,900    * FINET.COM, INC .......................................            2
      3,516      FINOVA GROUP, INC ....................................          125
        900    * FIRST SIERRA FINANCIAL, INC ..........................           15
      4,500    * FIRSTPLUS FINANCIAL GROUP, INC .......................            0
     52,800      FREDDIE MAC ..........................................        2,485
      2,219      HELLER FINANCIAL, INC ................................           45
     35,441      HOUSEHOLD INTERNATIONAL, INC .........................        1,320
      1,000    * IMC MORTGAGE CO ......................................            0
        500    * IMPERIAL CREDIT INDUSTRIES, INC ......................            3
      7,500      LEUCADIA NATIONAL CORP ...............................          173
     10,838      METRIS COS, INC ......................................          387
         19    * MFN FINANCIAL CORP ...................................            0
         22    * MFN FINANCIAL CORP WTS SERIES A 03/23/02 .............            0
         22    * MFN FINANCIAL CORP WTS SERIES B 03/23/03 .............            0
         22    * MFN FINANCIAL CORP WTS SERIES C 03/23/04 .............            0
      2,400    * NEXTCARD, INC ........................................           69
         25    * OMEGA WORLDWIDE, INC .................................            0
        300      RESOURCE AMERICA, INC (CLASS A) ......................            2
      6,250      SLM HOLDINGS CORP ....................................          264
      6,700    * UNICAPITAL CORP ......................................           25
      2,200  x * UNITED COS FINANCIAL CORP ............................            0
                                                                          ----------
                                                                              18,200
                                                                          ----------
 NONMETALLIC MINERALS, EXCEPT FUELS--0.05%
      7,000      AMCOL INTERNATIONAL CORP .............................          113
      3,100      JOHNS MANVILLE CORP ..................................           43
      4,700      MARTIN MARIETTA MATERIALS, INC .......................          193
      3,200      VULCAN MATERIALS CO ..................................          128
                                                                          ----------
                                                                                 477
                                                                          ----------
 OIL AND GAS EXTRACTION--0.77%
      5,200      ANADARKO PETROLEUM CORP ..............................          177
      8,400      APACHE CORP ..........................................          310
        700    * ATWOOD OCEANICS, INC .................................           27
      1,100    * BASIN EXPLORATION, INC ...............................           19
      1,200    * BELCO OIL & GAS CORP .................................            7
      4,000    * BENTON OIL & GAS CO ..................................            8
      3,400    * BJ SERVICES CO .......................................          142
      4,200    * BROWN (TOM), INC .....................................           56
     10,749      BURLINGTON RESOURCES, INC ............................          355
        700      CABOT OIL & GAS CORP (CLASS A) .......................           11
        700    * CAL DIVE INTERNATIONAL, INC ..........................           23
     12,800    * CHESAPEAKE ENERGY CORP ...............................           30
        400    * COMSTOCK RESOURCES, INC ..............................            1
      1,100    * CONTOUR ENERGY CO ....................................            1
      5,425      CROSS TIMBERS OIL CO .................................           49
      3,347      DEVON ENERGY CORP (NEW) ..............................          110
      6,700      DIAMOND OFFSHORE DRILLING, INC .......................          205
        231  x * EAGLE GEOPHYSICAL, INC ...............................            0
      7,149    * EEX CORP .............................................           21
     15,400      ENSCO INTERNATIONAL, INC .............................          352
      3,500      EOG RESOURCES, INC ...................................           61
      1,400  x * FORCENERGY GAS EXPLORATION, INC ......................            1
      4,900    * FOREST OIL CORP ......................................           65
      2,866    * FRIEDE GOLDMAN HALTER, INC ...........................           20
      2,500    * GLOBAL INDUSTRIES LTD ................................           22
     14,200    * GLOBAL MARINE, INC ...................................          236
     25,800    * GREY WOLF, INC .......................................           74
     32,832      HALLIBURTON CO .......................................        1,321
        400    * HANOVER COMPRESSOR CO ................................           15
     14,000    * HARKEN ENERGY CORP ...................................           11
      5,700      HELMERICH & PAYNE, INC ...............................          124
        500    * HOUSTON EXPLORATION CO ...............................           10
      2,100    * HS RESOURCES, INC ....................................           36

                       See notes to financial statements.                     25

SHARES                                                                     VALUE (000)
------                                                                    ------------
 OIL AND GAS EXTRACTION--(Continued)
      2,000    * KCS ENERGY, INC .......................................   $        2
     10,547      KERR-MCGEE CORP .......................................          654
     24,500    * KEY ENERGY SERVICES, INC ..............................          127
      3,300    * LOUIS DREYFUS NATURAL GAS CORP ........................           60
      2,700    * MARINE DRILLING CO, INC ...............................           61
      1,263    * MCMORAN EXPLORATION CO ................................           27
      1,700    * MERIDIAN RESOURCE CORP ................................            5
        900      MITCHELL ENERGY & DEVELOPMENT CORP (CLASS A) ..........           20
      5,100    * NABORS INDUSTRIES, INC ................................          158
      2,200    * NEWFIELD EXPLORATION CO ...............................           59
      2,800      NOBLE AFFILIATES, INC .................................           60
      8,100    * NOBLE DRILLING CORP ...................................          265
      2,800    * NUEVO ENERGY CO .......................................           53
     28,800      OCCIDENTAL PETROLEUM CORP .............................          623
      8,200    * OCEAN ENERGY, INC (NEW) ...............................           64
      2,100    * OCEANEERING INTERNATIONAL, INC ........................           31
     11,800    * PARKER DRILLING CO ....................................           38
      5,800    * PATTERSON ENERGY, INC .................................           75
     15,600    * PIONEER NATURAL RESOURCES CO ..........................          139
      2,100      POGO PRODUCING CO .....................................           43
        900    * PRIDE INTERNATIONAL, INC ..............................           13
     14,300    * R & B FALCON CORP .....................................          189
      2,100    * ROWAN COS, INC ........................................           46
        700      RPC, INC ..............................................            4
     12,000    * SANTA FE SNYDER CORP ..................................           96
         16      SCHLUMBERGER LTD ......................................            1
      2,600    * SEITEL, INC ...........................................           18
      1,200      ST. MARY LAND & EXPLORATION CO ........................           30
      1,500    * STONE ENERGY CORP .....................................           53
      4,700    * SYNTROLEUM CORP .......................................           38
        600    * TITAN EXPLORATION, INC ................................            3
        486    * TOTAL FINA WTS 08/05/03 ...............................           14
      7,303    * TRANSOCEAN SEDCO FOREX, INC ...........................          246
      2,600  x * TRANSTEXAS GAS CORP ...................................            1
      3,500    * TUBOSCOPE, INC ........................................           56
     20,914      UNION PACIFIC RESOURCES GROUP, INC ....................          267
        400    * UTI ENERGY CORP .......................................            9
      3,000      VASTAR RESOURCES, INC .................................          177
      1,900    * VERITAS DGC, INC ......................................           27
      1,900    * VINTAGE PETROLEUM, INC ................................           23
      5,130    * WEATHERFORD INTERNATIONAL .............................          205
                                                                           ----------
                                                                                7,980
                                                                           ----------
 PAPER AND ALLIED PRODUCTS--0.81%
      1,300    * ACX TECHNOLOGIES, INC .................................           14
      5,000    * AMERICAN PAD & PAPER CO ...............................            1
      7,100      AVERY DENNISON CORP ...................................          517
      2,400      BEMIS, INC ............................................           84
      2,800      BOISE CASCADE CORP ....................................          113
      1,600      BOWATER, INC ..........................................           87
      4,100    * BUCKEYE TECHNOLOGIES, INC .............................           61
      1,400      CARAUSTAR INDUSTRIES, INC .............................           34
      5,900      CHAMPION INTERNATIONAL CORP ...........................          365
      3,800      CHESAPEAKE CORP .......................................          116
         60    * CROWN VANTAGE, INC ....................................            0
      4,300    * EARTHSHELL CORP .......................................           18
     19,325      FORT JAMES CORP .......................................          529
      4,300      GLATFELTER (P.H.) CO ..................................           63
        300      GREIF BROTHERS CORP (CLASS A) .........................            9
     30,364      INTERNATIONAL PAPER CO ................................        1,714
      3,200    * IVEX PACKAGING CORP ...................................           32
     40,900      KIMBERLY-CLARK CORP ...................................        2,669
      1,600      LONGVIEW FIBRE CO .....................................           23
      4,000    * MAIL-WELL, INC ........................................           54
      6,500      MEAD CORP .............................................          282
      1,900    * PLAYTEX PRODUCTS, INC .................................           29


SHARES                                                                     VALUE (000)
------                                                                    ------------
        300      REPUBLIC GROUP, INC ...................................   $        5
        600      ROCK-TENN CO (CLASS A) ................................            9
        340      SCHWEITZER-MAUDUIT INTERNATIONAL, INC .................            5
      2,300    * SHOREWOOD PACKAGING CORP ..............................           44
      9,053    * SMURFIT-STONE CONTAINER CORP ..........................          222
     10,631      SONOCO PRODUCTS CO ....................................          242
      4,800      ST. JOE CO ............................................          117
      4,800      TEMPLE-INLAND, INC ....................................          317
      6,900      WAUSAU-MOSINEE PAPER CORP .............................           81
      4,500      WESTVACO CORP .........................................          147
      7,700      WILLAMETTE INDUSTRIES, INC ............................          358
                                                                           ----------
                                                                                8,361
                                                                           ----------
 PERSONAL SERVICES--0.08%
      9,200      BLOCK (H&R), INC ......................................          403
      1,200    * CARRIAGE SERVICES, INC (CLASS A) ......................            7
      6,300      CINTAS CORP ...........................................          335
        600      CPI CORP ..............................................           14
      1,250      REGIS CORP ............................................           24
      2,600      SERVICE CORP INTERNATIONAL ............................           18
      1,400      UNIFIRST CORP .........................................           18
                                                                           ----------
                                                                                  819
                                                                           ----------
 PETROLEUM AND COAL PRODUCTS--3.39%
      8,500      AMERADA HESS CORP .....................................          482
      5,800      ASHLAND, INC ..........................................          191
     26,400      ATLANTIC RICHFIELD CO .................................        2,284
     52,500      CHEVRON CORP ..........................................        4,548
     31,152      CONOCO, INC (CLASS B) .................................          775
      3,450      ELCOR CORP ............................................          104
    267,257      EXXON MOBIL CORP ......................................       21,531
      1,500      MURPHY OIL CORP .......................................           86
      2,440      PENNZOIL-QUAKER STATE CO ..............................           25
     13,700      PHILLIPS PETROLEUM CO .................................          644
      4,700      SUNOCO, INC ...........................................          110
     42,416      TEXACO, INC ...........................................        2,304
     16,848      TOSCO CORP ............................................          458
     16,726      ULTRAMAR DIAMOND SHAMROCK CORP ........................          379
     14,765      UNOCAL CORP ...........................................          496
     19,300      USX-MARATHON GROUP, INC ...............................          476
      6,300    * VALERO ENERGY CORP ....................................          125
      1,100      WD-40 CO ..............................................           24
                                                                           ----------
                                                                               35,042
                                                                           ----------
 PRIMARY METAL INDUSTRIES--0.42%
      1,810      AK STEEL HOLDINGS CORP ................................           34
     25,580      ALCOA, INC ............................................        2,123
      3,804      ALLEGHENY TECHNOLOGIES, INC ...........................           85
        500    * ALPINE GROUP, INC .....................................            6
      4,100      BELDEN, INC ...........................................           86
      9,300    * BETHLEHEM STEEL CORP ..................................           78
         50    * CABLE DESIGN TECHNOLOGIES CO ..........................            1
      3,300      CARPENTER TECHNOLOGY CORP .............................           91
        300      COMMONWEALTH INDUSTRIES, INC ..........................            4
        800    * ENCORE WIRE CORP ......................................            6
      6,300      ENGELHARD CORP ........................................          119
      2,100      GENERAL CABLE CORP ....................................           16
      1,000      GIBRALTAR STEEL CORP ..................................           23
      2,100      IMCO RECYCLING, INC ...................................           27
      1,500      INTERMET CORP .........................................           17
      3,700    * LONE STAR TECHNOLOGIES, INC ...........................          103
     12,200      LTV CORP ..............................................           50
        200      MATTHEWS INTERNATIONAL CORP (CLASS A) .................            6
      1,300    * MAVERICK TUBE CORP ....................................           32
        600    * MAXXAM, INC ...........................................           26
      4,100    * MUELLER INDUSTRIES, INC ...............................          149
        600      NATIONAL STEEL CORP (CLASS B) .........................            4
      7,100      NUCOR CORP ............................................          389

26                            See notes to financial statements.

SHARES                                                                  VALUE (000)
------                                                               --------------
 PRIMARY METAL INDUSTRIES--(Continued)
     1,100       OREGON STEEL MILLS, INC ...........................   $        9
       100       PRECISION CAST PARTS CORP .........................            3
     2,700       QUANEX CORP .......................................           69
     1,700       REYNOLDS METALS CO ................................          130
     1,861       RYERSON TULL, INC .................................           36
       800     * STEEL DYNAMICS, INC ...............................           13
       800       SUPERIOR TELECOM, INC .............................           12
     2,600       TEXAS INDUSTRIES, INC .............................          111
       200       TITAN INTERNATIONAL, INC ..........................            1
     7,400       USX-US STEEL GROUP, INC ...........................          244
    12,600       WORTHINGTON INDUSTRIES, INC .......................          209
                                                                       ----------
                                                                            4,312
                                                                       ----------
 PRINTING AND PUBLISHING--0.80%
     4,400       AMERICAN GREETINGS CORP (CLASS A) .................          104
     4,400       BANTA CORP ........................................           99
    16,500       BELO (A.H.) CORP SERIES A .........................          315
     2,800       CENTRAL NEWSPAPERS, INC (CLASS A) .................          110
     1,500     * CONSOLIDATED GRAPHICS, INC ........................           22
     1,000     * CSS INDUSTRIES, INC ...............................           21
       600     * DAY RUNNER, INC ...................................            2
     9,900       DELUXE CORP .......................................          272
     8,000       DONNELLEY (R.R.) & SONS CO ........................          199
     2,200       DOW JONES & CO, INC ...............................          150
    24,500       GANNETT CO, INC ...................................        1,998
     2,200       HARLAND (JOHN H.) CO ..............................           40
     4,200       HARTE-HANKS, INC ..................................           91
     3,800       KNIGHT-RIDDER, INC ................................          226
     7,500       LEE ENTERPRISES, INC ..............................          240
     1,300       MCCLATCHY CO (CLASS A) ............................           56
    15,800       MCGRAW HILL COS, INC ..............................          974
     2,856       MEDIA GENERAL, INC (CLASS A) ......................          149
     5,400       MEREDITH CORP .....................................          225
     9,100       NEW YORK TIMES CO (CLASS A) .......................          447
        82       NEWS CORP LTD .....................................            3
       475     * PAXAR CORP ........................................            4
     2,500       PENTON MEDIA, INC .................................           60
     7,100     * PRIMEDIA, INC .....................................          117
        60     * R.H. DONNELLEY CORP ...............................            1
     2,100       READER'S DIGEST ASSOCIATION, INC (CLASS A)
                 (NON-VOTE) ........................................           61
     7,800       REYNOLDS & REYNOLDS CO (CLASS A) ..................          176
     1,600       SCHAWK, INC (CLASS A) .............................           14
       200     * SCHOLASTIC CORP ...................................           12
     7,200       SCRIPPS (E.W.) CO (CLASS A) .......................          323
       100       STANDARD REGISTER, INC ............................            2
     1,400       TIMES MIRROR CO SERIES A ..........................           94
     1,000     * TOPPS, INC ........................................           10
    17,600       TRIBUNE CO ........................................          969
     4,900       WALLACE COMPUTER SERVICES, INC ....................           81
       800       WASHINGTON POST CO (CLASS B) ......................          445
     6,400       WILEY (JOHN) & SONS, INC (CLASS A) ................          107
        13     * WORKFLOW MANAGEMENT, INC ..........................            0
                                                                       ----------
                                                                            8,219
                                                                       ----------
 RAILROAD TRANSPORTATION--0.32%
    38,120       BURLINGTON NORTHERN SANTA FE CORP .................          924
       100       CANADIAN NATIONAL RAILWAY CO ......................            3
    11,000       CSX CORP ..........................................          345
     2,000       FLORIDA EAST COAST INDUSTRIES, INC ................           84
    10,100       KANSAS CITY SOUTHERN INDUSTRIES, INC ..............          754
    20,200       NORFOLK SOUTHERN CORP .............................          414
    17,682       UNION PACIFIC CORP ................................          771
     2,500     * WISCONSIN CENTRAL TRANSIT CORP ....................           34
                                                                       ----------
                                                                            3,329
                                                                       ----------

SHARES                                                                 VALUE (000)
------                                                                 -----------
 REAL ESTATE--0.04%
     9,900       ARDEN REALTY GROUP, INC ...........................   $      199
       100     * AVATAR HOLDINGS, INC ..............................            2
     2,466     * CASTLE & COOKE, INC ...............................           31
     2,900     * CATELLUS DEVELOPMENT CORP .........................           37
     2,300     * CB RICHARD ELLIS SERVICES GROUP, INC ..............           28
        40     * ECHELON INTERNATIONAL CORP ........................            1
     1,000     * FAIRFIELD COMMUNITIES, INC ........................           11
       900       FOREST CITY ENTERPRISES, INC (CLASS A) ............           25
       500     * GRUBB & ELLIS CO ..................................            2
        33     * INSIGNIA FINANCIAL GROUP, INC .....................            0
       400     * JONES LANG LA SALLE ...............................            5
       300       LNR PROPERTY CORP .................................            6
     1,000     * PINNACLE HOLDINGS, INC ............................           42
        64     * RECKSON SERVICES INDUSTRIES, INC ..................            4
       800       STEWART ENTERPRISES, INC (CLASS A) ................            4
     1,200     * TRAMMELL CROW CO ..................................           14
                                                                       ----------
                                                                              411
                                                                       ----------
 RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS--0.35%
     3,500       APTARGROUP, INC ...................................           88
     8,400       ARMSTRONG WORLD INDUSTRIES, INC ...................          280
       700       BANDAG, INC .......................................           18
     1,300       CARLISLE COS, INC .................................           47
     4,300       COOPER TIRE & RUBBER CO ...........................           67
     7,300       GOODYEAR TIRE & RUBBER CO .........................          206
    21,388       ILLINOIS TOOL WORKS, INC ..........................        1,445
     2,970       MYERS INDUSTRIES, INC .............................           47
     9,500       NIKE, INC (CLASS B) ...............................          471
    16,400     * PACTIV CORP .......................................          174
     1,300     * REEBOK INTERNATIONAL LTD ..........................           11
     3,900     * SAFESKIN CORP .....................................           47
     5,072     * SEALED AIR CORP ...................................          263
     8,560       SOLUTIA, INC ......................................          132
     2,200       SPARTECH CORP .....................................           71
       800       TREDEGAR CORP .....................................           17
    13,100       TUPPERWARE CORP ...................................          222
     1,000       WYNNS INTERNATIONAL, INC ..........................           14
                                                                       ----------
                                                                            3,620
                                                                       ----------
 SECURITY AND COMMODITY BROKERS--1.49%
       400       ADVEST GROUP, INC .................................            7
     4,200     * AFFILIATED MANAGERS GROUP, INC ....................          170
     5,600     * AMERITRADE HOLDINGS CORP (CLASS A) ................          121
     9,612       BEAR STEARNS COS, INC .............................          411
     1,900       CONNING CORP ......................................           16
       600       DAIN RAUSCHER CORP ................................           28
     1,400     * DLJ DIRECT ........................................           19
     2,000       DONALDSON, LUFKIN & JENRETTE, INC .................           97
       500       DUFF & PHELPS CREDIT RATING CO ....................           44
    12,800     * E TRADE GROUP, INC ................................          334
     3,000       EATON VANCE CORP ..................................          114
    10,850       EDWARDS (A.G.), INC ...............................          348
     6,400       FEDERATED INVESTORS INC ...........................          128
    13,800       FRANKLIN RESOURCES, INC ...........................          442
       600     * FRIEDMAN, BILLINGS, RAMSEY GROUP, INC .............            5
     1,659       INVESTMENT TECHNOLOGY GROUP, INC ..................           48
       200       JEFFERIES GROUP, INC (NEW) ........................            4
     1,000       JOHN NUVEEN CO (CLASS A) ..........................           36
     4,700     * KNIGHT/TRIMARK GROUP, INC .........................          216
     2,500       LEGG MASON, INC ...................................           91
    10,100       LEHMAN BROTHERS HOLDINGS, INC .....................          855
    25,100       MERRILL LYNCH & CO, INC ...........................        2,096
    42,555       MORGAN STANLEY, DEAN WITTER, & CO .................        6,075
     9,500       PAINE WEBBER GROUP, INC ...........................          369
     2,700       PHOENIX INVESTMENT PARTNERS LTD ...................           22
     7,500       PRICE (T. ROWE) ASSOCIATES, INC ...................          277

See notes to financial statements.

SHARES                                                                    VALUE (000)
------                                                                    -----------
 SECURITY AND COMMODITY BROKERS--(Continued)
      6,750      RAYMOND JAMES FINANCIAL CORP ..........................   $      126
     48,400      SCHWAB (CHARLES) CORP .................................        1,857
      2,090      SOUTHWEST SECURITIES GROUP, INC .......................           57
      8,100      THE GOLDMAN SACHS GROUP, INC ..........................          763
        800      UNITED ASSET MANAGEMENT CORP ..........................           15
      7,400      WADDELL & REED FINANCIAL, INC (CLASS A) ...............          201
        157      WADDELL & REED FINANCIAL, INC (CLASS B) ...............            4
                                                                           ----------
                                                                               15,396
                                                                           ----------
 SOCIAL SERVICES--0.00%
      1,700    * BRIGHT HORIZON FAMILY SOLUTIONS, INC ..................           32
        200    * RES-CARE, INC .........................................            3
                                                                           ----------
                                                                                   35
 SPECIAL TRADE CONTRACTORS--0.00%
        400    * COMFORT SYSTEMS U.S.A., INC ...........................            3
        300    * EMCOR GROUP, INC ......................................            5
        700    * GROUP MAINTENANCE AMERICA CORP ........................            7
      1,000    * QUANTA SERVICES, INC ..................................           28
                                                                           ----------
                                                                                   43
                                                                           ----------
 STONE, CLAY, AND GLASS PRODUCTS--0.34%
        100      AMERON INTERNATIONAL CORP .............................            4
      1,600      CENTEX CONSTRUCTION PRODUCTS, INC .....................           62
     17,900      CORNING, INC ..........................................        2,308
        500    * DEPARTMENT 56, INC ....................................           11
      2,000    * DUPONT PHOTOMASKS, INC ................................           97
        500      FLORIDA ROCK INDUSTRIES, INC ..........................           17
      6,093      LAFARGE CORP ..........................................          168
      2,700      LIBBEY, INC ...........................................           78
      9,200      OWENS CORNING CO ......................................          178
     10,500    * OWENS ILLINOIS, INC ...................................          263
      2,520      SOUTHDOWN, INC ........................................          130
      3,100      USG CORP ..............................................          146
                                                                           ----------
                                                                                3,462
                                                                           ----------
 TEXTILE MILL PRODUCTS--0.07%
      3,040    * ALBANY INTERNATIONAL CORP (CLASS A) (NEW) .............           47
      2,400      COLLINS & AIKMAN CORP .................................           14
        300    * CONE MILLS CORP .......................................            1
      1,700    * DAN RIVER, INC (CLASS A) ..............................            9
      3,400      INTERFACE, INC (CLASS A) ..............................           20
      4,200    * MOHAWK INDUSTRIES, INC ................................          111
      3,800      POLYMER GROUP, INC ....................................           69
      3,000      RUSSELL CORP ..........................................           50
     15,900      SHAW INDUSTRIES, INC ..................................          245
      1,700      SPRING INDUSTRIES, INC ................................           68
        300    * UNIFI, INC ............................................            4
      5,400      WESTPOINT STEVENS, INC ................................           95
                                                                           ----------
                                                                                  733
                                                                           ----------
 TOBACCO PRODUCTS--0.48%
    183,800      PHILIP MORRIS COS, INC ................................        4,262
      8,500      RJR REYNOLDS TOBACCO HOLDINGS, INC ....................          150
     21,600      UST, INC ..............................................          544
                                                                           ----------
                                                                                4,956
                                                                           ----------
 TRANSPORTATION BY AIR--0.38%
      2,800      AIRBORNE FREIGHT CORP .................................           62
      1,000    * AIRNET SYSTEMS, INC ...................................            7
      7,100    * AIRTRAN HOLDINGS, INC .................................           32
      2,600    * ALASKA AIR GROUP, INC .................................           91
      3,600    * AMERICA WEST HOLDINGS CORP (CLASS B) ..................           75
     11,500    * AMR CORP ..............................................          771
        200    * AVIALL, INC ...........................................            2
      5,500    * CONTINENTAL AIRLINES, INC (CLASS B) ...................          244
     12,400      DELTA AIRLINES, INC ...................................          618
     22,040    * FDX CORP ..............................................          902
        400    * MESA AIR GROUP, INC ...................................            2

SHARES                                                                     VALUE (000)
------                                                                    ------------
        600    * MESABA HOLDINGS, INC ..................................   $        7
      2,000    * NORTHWEST AIRLINES CORP (CLASS A) .....................           45
      3,700    * OFFSHORE LOGISTICS, INC ...............................           35
      3,400      OGDEN CORP ............................................           41
      1,200      PITTSTON BAX GROUP ....................................           13
        900      SKYWEST, INC ..........................................           25
     37,501      SOUTHWEST AIRLINES CO .................................          607
      8,600    * TRANS WORLD AIRLINES, INC .............................           24
      6,500    * U.S. AIRWAYS GROUP, INC ...............................          208
      1,600    * UAL CORP ..............................................          124
                                                                           ----------
                                                                                3,935
                                                                           ----------
 TRANSPORTATION EQUIPMENT--2.66%
      2,900    * ABC RAIL PRODUCTS CORP ................................           24
        900    * AFTERMARKET TECHNOLOGY CORP ...........................           11
        700      ARCTIC CAT, INC .......................................            7
      4,100      ARVIN INDUSTRIES, INC .................................          116
      4,184      AUTOLIV, INC ..........................................          122
        700    * BE AEROSPACE, INC .....................................            6
     74,354      BOEING CO .............................................        3,090
      2,400      BORG-WARNER AUTOMOTIVE, INC ...........................           97
        900  x * BREED TECHNOLOGIES, INC ...............................            0
      4,000      CLARCOR, INC ..........................................           72
      6,900      CORDANT TECHNOLOGIES, INC .............................          228
     10,024      DANA CORP .............................................          300
      5,800      DANAHER CORP ..........................................          280
      3,000    * DELCO REMY INTERNATIONAL, INC (CLASS A) ...............           25
     39,282      DELPHI AUTOMOTIVE SYSTEMS CORP ........................          619
      8,000      EATON CORP ............................................          581
      2,100      FEDERAL SIGNAL CORP ...................................           34
      4,100      FEDERAL-MOGUL CORP ....................................           83
      3,500      FLEETWOOD ENTERPRISES, INC ............................           72
     89,300      FORD MOTOR CO .........................................        4,772
      4,100      GENCORP, INC ..........................................           40
     13,900      GENERAL DYNAMICS CORP .................................          733
     51,126      GENERAL MOTORS CORP ...................................        3,716
     10,600    * GENERAL MOTORS CORP (CLASS H) .........................        1,018
      5,900    * GENTEX CORP ...........................................          164
      9,206      GOODRICH (B.F.) CO ....................................          253
     11,900      HARLEY DAVIDSON, INC ..................................          762
      2,500    * HAYES LEMMERZ INTERNATIONAL, INC ......................           44
     58,787      HONEYWELL INTERNATIONAL, INC ..........................        3,354
     13,500      ITT INDUSTRIES, INC ...................................          451
      1,800    * KELLSTROM INDUSTRIES, INC .............................           16
     24,292      LOCKHEED MARTIN CORP ..................................          531
      4,500      MASCOTECH, INC ........................................           57
      8,866      MERITOR AUTOMOTIVE, INC ...............................          172
      2,750    * MONACO COACH CORP .....................................           70
      1,600    * NATIONAL R.V. HOLDINGS, INC ...........................           31
      5,500    * NAVISTAR INTERNATIONAL CORP ...........................          261
      7,677      NORTHROP GRUMMAN CORP .................................          415
        450      OSHKOSH TRUCK CORP ....................................           13
      9,900      PACCAR, INC ...........................................          439
      3,000      POLARIS INDUSTRIES, INC ...............................          109
      2,100      REGAL-BELOIT CORP .....................................           43
      2,800      SIMPSON INDUSTRIES, INC ...............................           32
      2,400      SMITH (A.O.) CORP .....................................           53
      1,703    * SPX CORP ..............................................          138
        700    * STONERIDGE, INC .......................................           11
        200      SUPERIOR INDUSTRIES INTERNATIONAL, INC ................            5
      9,900      TEXTRON, INC ..........................................          759
      1,200      THOR INDUSTRIES, INC ..................................           37
      5,200      TRINITY INDUSTRIES, INC ...............................          148
      1,100    * TRIUMPH GROUP, INC ....................................           27
      7,700      TRW, INC ..............................................          400
     37,229      UNITED TECHNOLOGIES CORP ..............................        2,420
        800      WABASH NATIONAL CORP ..................................           12
      5,101      WESTINGHOUSE AIR BRAKE CO .............................           91

28                            See notes to financial statements.

SHARES                                                                  VALUE (000)
------                                                               --------------
 TRANSPORTATION EQUIPMENT--(Continued)
       2,500     WINNEBAGO INDUSTRIES, INC ...........................   $       50
                                                                         ----------
                                                                             27,414
                                                                         ----------
 TRANSPORTATION SERVICES--0.05%
          25     AIR EXPRESS INTERNATIONAL CORP ......................            1
       1,800     C.H. ROBINSON WORLDWIDE, INC ........................           72
         900   * EAGLE U.S.A. AIRFREIGHT, INC ........................           39
       2,400     EXPEDITORS INTERNATIONAL OF WASHINGTON ..............          105
       5,000     GALILEO INTERNATIONAL, INC ..........................          150
       5,200     GATX CORP ...........................................          176
          10   * NAVIGANT INTERNATIONAL, INC .........................            0
         700   * U.S. EXPRESS ENTERPRISES, INC (CLASS A) .............            5
                                                                         ----------
                                                                                548
                                                                         ----------
 TRUCKING AND WAREHOUSING--0.09%
       2,700   * AMERICAN FREIGHTWAYS CORP ...........................           44
       3,400     ARNOLD INDUSTRIES, INC ..............................           48
       2,900     CNF TRANSPORTATION, INC .............................          100
          50   * CONSOLIDATED FREIGHTWAYS CORP .......................            0
       1,000   * COVENANT TRANSPORT, INC (CLASS A) ...................           17
         800   * DISPATCH MANAGEMENT SERVICES CORP ...................            2
       3,300     HUNT (J.B.) TRANSPORT SERVICES, INC .................           46
       2,000   * IRON MOUNTAIN, INC ..................................           79
       1,800   * LANDSTAR SYSTEM, INC ................................           77
       1,500   * M.S. CARRIERS, INC ..................................           36
         900   * PIERCE LEAHY CORP ...................................           39
       2,200     ROADWAY EXPRESS, INC ................................           48
         975   * SWIFT TRANSPORTATION CO, INC ........................           17
       4,300     USFREIGHTWAYS CORP ..................................          206
       4,950     WERNER ENTERPRISES, INC .............................           70
       3,800   * YELLOW CORP .........................................           64
                                                                         ----------
                                                                                893
                                                                         ----------
 WATER TRANSPORTATION--0.04%
         200     ALEXANDER & BALDWIN, INC ............................            5
         600   * AMERICAN CLASSIC VOYAGES CO .........................           21
         500   * KIRBY CORP ..........................................           10
         950   * MARINE TRANSPORT CORP ...............................            2
         400     OVERSEAS SHIPHOLDING GROUP, INC .....................            6
       9,200     TIDEWATER, INC ......................................          331
         400   * TRICO MARINE SERVICES, INC ..........................            3
                                                                         ----------
                                                                                378
                                                                         ----------
 WHOLESALE TRADE-DURABLE GOODS--0.19%
       1,400   * ACTION PERFORMANCE COS, INC .........................           16
       4,500   * ANICOM, INC .........................................           19
         600   * ANIXTER INTERNATIONAL, INC ..........................           12
         800     APPLIED INDUSTRIAL TECHNOLOGIES, INC ................           13
       5,100   * ARROW ELECTRONICS, INC ..............................          129
       1,175     AVNET, INC ..........................................           71
       1,000   * BOYDS COLLECTION LTD ................................            7
       1,700     BRIGGS & STRATTON CORP ..............................           91
          50   * BRIGHTPOINT, INC ....................................            1
         800     CASTLE (A.M.) & CO ..................................            9
       1,600   * CELLSTAR CORP .......................................           16
       5,600     COMMERCIAL METALS CO ................................          190
       1,900   * FISHER SCIENTIFIC INTERNATIONAL, INC ................           69
       5,000     GENUINE PARTS CO ....................................          124
       5,700     GRAINGER (W.W.), INC ................................          273
         800   * HA-LO INDUSTRIES, INC ...............................            6
       3,500   * HANDLEMAN CO ........................................           47
       1,311   * HUTTIG BUILDING PRODUCTS, INC .......................            6
      11,800     IKON OFFICE SOLUTIONS, INC ..........................           80
       3,500   * INGRAM MICRO, INC (CLASS A) .........................           46
       4,600   * LANIER WORLDWIDE, INC ...............................           18
       1,000     LAWSON PRODUCTS, INC ................................           23
      14,100   * MERISEL, INC ........................................           19

SHARES                                                                   VALUE (000)
--------------                                                           --------------
       1,000   * METAL MANAGEMENT, INC ...............................   $        4
         800   * MICROAGE, INC .......................................            3
       1,600   * MSC INDUSTRIAL DIRECT CO (CLASS A) ..................           21
       3,400     OWENS & MINOR, INC ..................................           30
       2,250   * PATTERSON DENTAL CO .................................           96
         800   * PSS WORLD MEDICAL, INC ..............................            8
       1,650     RELIANCE STEEL & ALUMINUM CO ........................           39
       2,100   * SAFEGUARD SCIENTIFICS, INC ..........................          340
       3,300   * TECH DATA CORP ......................................           90
         800   * WESCO INTERNATIONAL, INC ............................            7
                                                                         ----------
                                                                              1,923
                                                                         ----------
 WHOLESALE TRADE-NONDURABLE GOODS--0.57%
       2,100   * AIRGAS, INC .........................................           20
       5,000   * AMERISOURCE HEALTH CORP (CLASS A) ...................           76
       2,100   * BARNETT RESOURCES CORP ..............................           62
      10,825     BERGEN BRUNSWIG CORP (CLASS A) ......................           90
       4,350     BINDLEY WESTERN INDUSTRIES, INC .....................           66
       2,100   * BOISE CASCADE OFFICE PRODUCTS CORP ..................           32
      20,464     CARDINAL HEALTH, INC ................................          980
       1,600   * DAISYTEK INTERNATIONAL CORP .........................           37
      49,922     ENRON CORP ..........................................        2,215
          33     HERBALIFE INTERNATIONAL, INC (CLASS A) ..............            0
       2,566     HERBALIFE INTERNATIONAL, INC (CLASS B) ..............           34
         500     HUNT CORP ...........................................            5
       4,800     INTERNATIONAL MULTIFOODS CORP .......................           64
         200   * KENNETH COLE PRODUCTIONS, INC .......................            9
      21,097     MCKESSON HBOC, INC ..................................          476
       4,500   * NU SKIN ENTERPRISES, INC (CLASS A) ..................           41
       1,900   * PERFORMANCE FOOD GROUP CO ...........................           46
       1,200   * PLAINS RESOURCES, INC ...............................           15
          42   * PRIORITY HEALTHCARE CORP (CLASS A) ..................            1
         650   * PRIORITY HEALTHCARE CORP (CLASS B) ..................           19
       4,278   * SCHOOL SPECIALTY, INC ...............................           65
      19,806     SUPERVALU, INC ......................................          396
       1,900   * SYNCOR INTERNATIONAL CORP ...........................           55
      22,700     SYSCO CORP ..........................................          909
       2,400     TERRA INDUSTRIES, INC ...............................            4
         600   * U.S.A. FLORAL PRODUCTS, INC .........................            1
       4,500   * UNITED STATIONERS, INC ..............................          129
         800     VALHI, INC ..........................................            8
                                                                         ----------
                                                                              5,855
                                                                         ----------
                 TOTAL COMMON STOCK
                  (Cost $661,498) ....................................    1,028,625
                                                                         ----------
 PRINCIPAL
------------
SHORT TERM INVESTMENT--0.39%
U.S. GOVERNMENT AGENCY--0.39%
  $4,100,000     FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)
                 5.550%, 03/16/00 ....................................        4,052
                                                                         ----------
                 TOTAL SHORT TERM INVESTMENT
                  (Cost $4,053) ......................................        4,052
                                                                         ----------
                 TOTAL PORTFOLIO
                  (Cost $665,685) ....................................   $1,032,816
                                                                         ==========

------------------
*  Non-income producing
x  In bankruptcy
# Restricted Securities-Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets. At December 31, 1999, the value of these securities amounted to $987 or 0.00% of net assets.

     Additional information on each restricted security is as follows:

                                     ACQUISITION     ACQUISITION
             SECURITY                    DATE           COST
---------------------------------   -------------   ------------
PHYSICIAN COMPUTER NETWORK, INC       06/04/96         $28,018
PROCURENET, INC                       04/19/99             544
                                                       -------
                                                       $28,562
                                                       =======

See notes to financial statements.

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